Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Memorial Production Partners LP
Entity Central Index Key	0001521847
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false

Consolidated and Combined Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 7,990	$ 9,624
Accounts receivable:
Oil and natural gas sales	17,017	21,418
Joint interest owners and other	1,427
Affiliates	8,497	8,670
Short-term derivative instruments	23,091	37,302
Prepaid expenses and other current assets	2,111	4,581
Total current assets	60,133	81,595
Property and equipment, at cost:
Oil and natural gas properties, successful efforts method	1,038,962	862,915
Other	1,541	1,150
Accumulated depreciation, depletion and impairment	(178,135)	(128,775)
Oil and natural gas properties, net	862,368	735,290
Long-term derivative instruments	11,524	22,040
Restricted investments	68,024	63,619
Other long-term assets	4,141	4,292
Total assets	1,006,190	906,836
Current liabilities:
Accounts payable	1,033	9,134
Accounts payable - affiliates	1,738
Revenues payable	3,108	8,312
Accrued liabilities	12,448	13,907
Short-term derivative instruments	2,635	11,308
Total current liabilities	20,962	42,661
Long-term debt	460,300	254,900
Asset retirement obligations	78,286	73,072
Long-term derivative instruments	9,578	1,822
Other long-term liabilities	2,100	2,924
Total liabilities	571,226	375,379
Commitments and contingencies (Note 14)
Limited partners:
General partner (34,317 units outstanding at December 31, 2012 and 22,044 units outstanding at December 31, 2011)	450	426
Total partners' equity	321,810	303,168
Noncontrolling interest	5,261	5,157
Previous owners	107,893	223,132
Total equity	434,964	531,457
Total liabilities and equity	1,006,190	906,836
Limited Partners Common
Limited partners:
Limited partners units	301,204	241,034
Total equity	301,204	241,034
Subordinated units
Limited partners:
Limited partners units	$ 20,156	$ 61,708

Consolidated and Combined Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
General partner, units outstanding	34,317	22,044
Limited Partners Common
Limited partners, units outstanding	28,921,903	16,661,294
Subordinated units
Limited partners, units outstanding	5,360,912	5,360,912

Statements of Consolidated and Combined Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil & natural gas sales	$ 172,263	$ 170,411	$ 89,338
Pipeline tariff income	1,468	1,379	1,332
Other income	224	825	1,433
Total revenues	173,955	172,615	92,103
Costs and expenses:
Lease operating	53,453	46,975	32,513
Pipeline operating	2,114	2,526	1,896
Exploration	554	417	161
Production and ad valorem taxes	9,555	6,887	2,838
Depreciation, depletion, and amortization	49,390	41,748	29,697
Impairment of proved oil and natural gas properties	0	15,141	11,800
General and administrative	18,019	15,549	10,544
Accretion of asset retirement obligations	3,755	3,549	2,924
Realized (gain) on commodity derivative instruments	(37,608)	(8,820)	(7,132)
Unrealized (gain) loss on commodity derivative instruments	20,612	(38,494)	(547)
(Gain) on sale of properties	(426)	(63,024)	(1)
Other, net	730	2,260	1,195
Total costs and expenses	120,148	24,714	85,888
Operating income	53,807	147,901	6,215
Other income (expense):
Interest expense, net	(15,043)	(10,830)	(3,441)
Amortization of investment premium	(194)	(606)	(907)
Total other income (expense)	(15,237)	(11,436)	(4,348)
Income before income taxes	38,570	136,465	1,867
Income tax benefit (expense)	(285)	(139)	(218)
Net income	38,285	136,326	1,649
Net income (loss) attributable to predecessor		75,740	(11,317)
Net income attributable to previous owners	38,060	54,140	12,974
Net income (loss) attributable to noncontrolling interest	104	(146)	(8)
Net income attributable to partners	121	6,592
Allocation of net income attributable to partners:
Limited partners	121	6,585
General partner		$ 7
Earnings per unit: (see Note 11)
Basic and diluted earnings per unit	0.01	0.3
Weighted average limited partner units outstanding:
Basic and diluted	22,880	21,756

Statements of Consolidated and Combined Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 38,285	$ 136,326	$ 1,649
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization	49,390	41,748	29,697
Impairment of proved oil and natural gas properties	0	15,141	11,800
Unrealized loss (gain) on derivatives	23,810	(36,773)	(252)
Premiums paid for derivatives		(7,117)
Premiums received for derivatives		2,520
Deferred income tax expense (benefit)		(36)	216
Amortization of loan origination costs	1,426	1,077	981
Amortization of investment premium	194	606	907
Accretion of asset retirement obligations	3,755	3,549	2,924
Amortization of equity awards	1,423
(Gain) on sale of properties	(426)	(63,024)	(1)
Exploration costs	36	56	39
Changes in operating assets and liabilities:
Accounts receivable	(3,164)	(17,551)	(16,865)
Prepaid expenses and other assets	(896)	(1,374)	(622)
Payables and accrued liabilities	4,067	17,287	14,256
Net cash provided by operating activities	117,900	92,435	44,729
Cash flows from investing activities:
Acquisition of oil and natural gas properties	(126,884)	(318,714)	(119,511)
Additions to oil and gas properties	(51,313)	(52,171)	(21,768)
Additions to restricted investments	(4,599)	(5,261)	(3,368)
Additions to other property and equipment	(927)	(555)	(523)
Proceeds from the sale of oil and gas properties	500	3,197	1,400
Net cash used in investing activities	(183,223)	(373,504)	(143,770)
Cash flows from financing activities:
Advances on revolving credit facility	301,000	371,318	115,106
Payments on revolving credit facility	(95,600)	(231,846)	(61,600)
Proceeds from borrowings of long-term debt			182
Repayment of borrowings of long-term debt			(44)
Loan origination fees	(1,407)	(5,278)	(1,632)
Predecessor capital contributions		48,885	44,130
Capital contributions from previous owners		86,570	17,817
Noncontrolling interest capital contributions			1,206
Proceeds from general partner contribution	206	419
Proceeds from the issuance of common units	202,572	181,659
Costs incurred in conjunction with issuance of common units	(8,268)	(24,540)
Distributions to partners	(34,436)
Distribution to Memorial Resource (see Note 1)	(45,489)	(73,557)
Distribution to Rise (see Note 1)	(242,174)
Transfer of operating subsidiary to Memorial Resource (see Note 13)	(3,751)
Distributions made by previous owners	(8,964)	(64,996)	(4,385)
Cash retained by predecessor		(14,977)
Net cash provided by financing activities	63,689	273,657	110,780
Net change in cash and cash equivalents	(1,634)	(7,412)	11,739
Cash and cash equivalents, beginning of year	9,624	17,036	5,297
Cash and cash equivalents, end of year	7,990	9,624	17,036
Supplemental cash flows:
Cash paid for interest	9,437	7,598	4,309
Cash paid for taxes	22	40
Noncash investing and financing activities:
Additions to oil and gas properties - change in capital accruals	(4,184)	8,926
Environmental remediation liability - net (see Note 14)		968	1,450
Fair value of assets acquired in excess of cash paid and net book value of properties transferred		68,945
Assumptions of asset retirement obligations related to properties acquired	482	4,853	6,371
Accrued equity offering costs	170
Distributions to partners	$ 48

Statements of Consolidated and Combined Equity (USD $) In Thousands	Total	Noncontrolling Interest	Predecessor	Previous Owners	Limited Partners Common	Limited Partners Subordinated	General Partner
Beginning Balance at Dec. 31, 2009	$ 194,925	$ 4,105	$ 72,988	$ 117,832
Net income (loss)	1,649	(8)	(11,317)	12,974
Contributions	63,153	1,206	44,130	17,817
Distributions	(4,385)			(4,385)
Ending Balance at Dec. 31, 2010	255,342	5,303	105,801	144,238
Net income (loss)	136,326	(146)	75,740	54,140	4,962	1,623	7
Net proceeds from the issuance of common units	157,119				157,119
Contributions	135,874		48,885	86,570			419
Net assets retained by predecessor	(14,205)		(17,385)	3,180
Distributions	(64,996)			(64,996)
Exchange of predecessor interests for units (Note 1)			(213,041)		121,101	91,940
Deferred tax liability from initial public offering	(446)				(335)	(111)
Distribution to Memorial Resource (Note 1)	(73,557)				(41,813)	(31,744)
Ending Balance at Dec. 31, 2011	531,457	5,157		223,132	241,034	61,708	426
Net income (loss)	38,285	104		38,060	114	7
Net proceeds from the issuance of common units	194,134				194,134
Contributions	206						206
Distribution attributable to net assets acquired (Note 1)	(287,663)				(209,720)	(77,701)	(242)
Net book value of net assets acquired (Note 13)				(144,335)	99,972	44,269	94
Amortization of equity awards	1,423				1,423
Distributions	(43,448)			(8,964)	(26,152)	(8,298)	(34)
Deferred tax liability adjustments	446				335	111
Other	124				64	60
Ending Balance at Dec. 31, 2012	$ 434,964	$ 5,261		$ 107,893	$ 301,204	$ 20,156	$ 450

Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

Note 1. Organization and Basis of Presentation

General

Memorial Production Partners LP (the “Partnership”) is a publicly traded Delaware limited partnership, the common units of which are listed on the NASDAQ Global Market (“NASDAQ”) under the symbol “MEMP.” Unless the context requires otherwise, references to “we,” “us,” “our,” or “the Partnership” are intended to mean the business and operations of Memorial Production Partners LP and its consolidated subsidiaries.

We operate in one reportable segment engaged in the acquisition, exploitation, development and production of oil and natural gas properties. Our management evaluates performance based on one reportable business segment as there are not different economic environments within the operation of our oil and natural gas properties. Our business activities are conducted through our wholly owned subsidiary Memorial Production Operating LLC (“OLLC”) and its wholly-owned subsidiaries. Our assets consist primarily of producing oil and natural gas properties and are principally located in Texas, Louisiana, and offshore Southern California. Most of our oil and natural gas properties are located in large, mature oil and natural gas reservoirs. The Partnership’s properties consist primarily of operated and non-operated working interests in producing and undeveloped leasehold acreage and working interests in identified producing wells (often referred to as wellbore assignments).

The Partnership was formed in April 2011 to own and acquire oil and natural gas properties in North America and completed its initial public offering (“IPO”) on December 14, 2011 (see Note 10). The Partnership is owned 99.9% by its limited partners and 0.1% by its general partner, Memorial Production Partners GP LLC, which is a wholly owned subsidiary of Memorial Resource Development LLC (“Memorial Resource”). Our general partner is responsible for managing all of the Partnership’s operations and activities.

Memorial Resource is a Delaware limited liability company owned and formed by Natural Gas Partners VIII, L.P. (“NGP VIII”), Natural Gas Partners IX, L.P. (“NGP IX”) and NGP IX Offshore Holdings, L.P. (“NGP IX Offshore”) (collectively, the “Funds”) to own, acquire, exploit and develop oil and natural gas properties and to own our general partner. Memorial Resource provides management, administrative, and operations personnel to us and our general partner under an omnibus agreement (see Note 13). The Funds are private equity funds managed by Natural Gas Partners (“NGP”). The Funds collectively directly own, through non-voting membership interests in our general partner, 50% of the economic interest in our incentive distribution rights (“IDRs”). The remaining economic interest in our IDRs is owned by our general partner.

References to “our predecessor” for accounting and financial reporting purposes refers collectively to: (i) BlueStone Natural Resources Holdings, LLC (“Bluestone”) and its wholly-owned subsidiaries in addition to certain carved-out oil and natural gas properties (“Classic Carve-Out”) owned by Classic Hydrocarbons Holdings, L.P. (“Classic”) for all periods prior to the closing of our IPO and (ii) certain oil and natural gas properties owned by WHT Energy Partners LLC (“WHT”) for periods after April 8, 2011 through the closing of our IPO.

References to “the previous owners” for accounting and financial reporting purposes refers collectively to: (i) certain oil and natural gas properties the Partnership acquired from Memorial Resource in April and May 2012 for periods after common control commenced through their respective date of acquisition, (ii) Rise Energy Operating, LLC and its wholly-owned subsidiaries (except for Rise Energy Operating, Inc.) (“REO”) from February 3, 2009 (inception) through the date of acquisition, and (iii) certain oil and natural gas properties and related assets in East Texas and North Louisiana that the Partnership acquired in March 2013 (the “WHT Properties”) owned by WHT from February 2, 2009 (inception) through the date of acquisition.

Both the previous owners and our predecessor operated oil and natural gas properties as one business segment: the acquisition, exploration, development and production of oil and natural gas. Performance was evaluated based on one business segment as there were not different economic environments within the operation of the oil and natural gas properties.

In connection with our IPO, the Funds contributed to Memorial Resource their respective ownership of five separate portfolio companies (including those comprising our predecessor) and we acquired substantially all of the oil and natural gas properties and related assets owned by BlueStone, certain carved-out oil and natural gas properties and related assets owned by Classic and a 40% undivided interest in certain oil and natural gas properties and related assets (the “WHT Assets”) controlled by WHT. We distributed approximately $73.6 million in cash, 7,061,294 common units, and 5,360,912 subordinated units to Memorial Resource to acquire the net assets of our predecessor and repaid $198.3 million of our predecessor’s credit facilities concurrent with the closing of our IPO. The cash portion of this consideration was financed with borrowings under a senior securing revolving credit facility (see Note 8) and the net cash proceeds generated from our IPO. This dropdown transaction was accounted for as a combination of entities under common control; therefore, the Partnership accounted for the acquisition at historical cost in a manner similar to the pooling of interest method.

The Partnership acquired certain oil and natural gas producing properties from Memorial Resource in both April and May 2012 and March 2013. The Partnership acquired REO, which owns certain operating interests in producing and non-producing oil and gas properties offshore Southern California in December 2012 from Rise Energy Partners, LP (“Rise”). We refer to this transaction as the “Beta acquisition.” Rise is primarily owned by two of the Funds. Each of these acquisitions was accounted for as a transaction between entities under common control, similar to a pooling of interests, whereby the net assets acquired were recorded at historical cost and certain financial and other information has been retrospectively revised to give effect to such acquisitions as if the Partnership owned the assets for periods after common control commenced through their respective acquisition dates. See Note 13 for additional information.

Basis of Presentation

Our consolidated results of operations following the completion of our IPO are presented together with the combined results of operations pertaining to our predecessor and the previous owners. The combined financial statements were derived from the historical accounting records of our predecessor and the previous owners and reflect the historical financial position, results of operations and cash flows for all periods presented. Our predecessor’s combined financial statements reflect the financial statements of BlueStone and Classic Carve-Out through the closing of our IPO and the WHT Assets for periods after April 8, 2011 through December 13, 2011. The previous owners combined financial statements reflect certain oil and gas properties acquired from Memorial Resource in both April and May 2012 and March 2013 for periods after common control commenced through their respective acquisition dates on a combined basis for all periods presented and the consolidated financial statements of REO for all periods presented. The ownership interest of the noncontrolling shareholder in the San Pedro Bay Pipeline Company (“SPBPC”), an indirect majority-owned subsidiary of REO, is presented as noncontrolling interest in the financial statements.

The Classic Carve-Out amounts included in the accompanying financial statements include allocations for various expenses. Certain expenses incurred by Classic were indirectly attributable to the Classic Carve-Out as Classic owned interests in numerous other oil and natural gas properties. As a result, certain assumptions and estimates were made in order to allocate a reasonable share of such expenses to our predecessor, so that the amounts included in the combined financial statements reflect substantially all of the cost of doing business. Such allocations may or may not reflect future costs associated with the operation of the Partnership.

All material intercompany transactions and balances have been eliminated in preparation of our consolidated and combined financial statements. The accompanying consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, all adjustments necessary for a fair presentation of the financial statements have been made. Certain amounts in the prior year financial statements have been reclassified to conform to the presentation in the current year financial statements.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated and combined financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates include, but are not limited to, oil and natural gas reserves; depreciation, depletion, and amortization of proved oil and natural gas properties; future cash flows from oil and natural gas properties; impairment of long-lived assets; fair value of derivatives; fair value of equity compensation; fair values of assets acquired and liabilities assumed in business combinations and asset retirement obligations.

Principles of Consolidation and Combination

Our consolidated financial statements include our accounts and those of our majority-owned subsidiaries in which we have a controlling interest, after the elimination of all intercompany accounts and transactions. Likewise, the combined financial statements include the accounts of BlueStone and the Classic Carve-Out through the closing of our IPO, the WHT Assets for periods after April 8, 2011 through December 13, 2011, certain oil and gas properties acquired from Memorial Resource in both April and May 2012 and March 2013 for periods after common control commenced through their respective acquisition dates on a combined basis, and the consolidated financial statements of REO for all periods presented. All material intercompany balances and transactions have been eliminated.

Financial statements previously filed with the United States Securities and Exchange Commission (“SEC”) on March 5, 2013 on Form 10-K and reported herein have been recast to include the financial position and results attributable to the WHT Properties acquired from Memorial Resource in March 2013 for historical periods after April 8, 2011.

Cash and Cash Equivalents

Cash and cash equivalents represent unrestricted cash on hand and all highly liquid investments with original contractual maturities of three months or less.

Concentrations of Credit Risk

Cash balances, accounts receivable, restricted investments and derivative financial instruments are financial instruments potentially subject to credit risk. Cash and cash equivalents are maintained in bank deposit accounts which, at times, may exceed the federally insured limits. Management periodically reviews and assesses the financial condition of the banks to mitigate the risk of loss. Various restricted investment accounts fund certain long-term contractual and regulatory asset retirement obligations and collateralize certain regulatory bonds associated with the offshore Southern California oil and gas properties. These restricted investments consist of money market deposit accounts, money market mutual funds, commercial paper, and U.S. Government securities, all held with credit-worthy financial institutions. Derivative financial instruments are generally executed with major financial institutions that expose us to market and credit risks and which may, at times, be concentrated with certain counterparties. The credit worthiness of the counterparties is subject to continual review. We rely upon netting arrangements with counterparties to reduce credit exposure. Neither we nor our predecessor have experienced any losses from such instruments.

Oil and natural gas are sold to a variety of purchasers, including intrastate and interstate pipelines or their marketing affiliates and independent marketing companies. Accounts receivable from joint operations are from a number of oil and natural gas companies, partnerships, individuals, and others who own interests in the properties operated by us and our predecessor. Generally, operators of crude oil and natural gas properties have the right to offset future revenues against unpaid charges related to operated wells, minimizing the credit risk associated with these receivables. Additionally, management believes that any credit risk imposed by a concentration in the oil and natural gas industry is mitigated by the creditworthiness of its customer base. An allowance for doubtful accounts is recorded after all reasonable efforts have been exhausted to collect or settle the amount owed. Any amounts outstanding longer than the contractual terms are considered past due. Management determined that an allowance for uncollectible accounts was unnecessary at both December 31, 2012 and 2011, respectively.

If we were to lose any one of our customers, the loss could temporarily delay production and the sale of oil and natural gas in the related producing region. If we were to lose any single customer, we believe that a substitute customer to purchase the impacted production volumes could be identified. However, if one or more of our larger customers ceased purchasing oil or natural gas altogether, the loss of such customer could have a detrimental effect on production volumes in general and on the ability to find substitute customers to purchase production volumes.

Oil and Natural Gas Properties

Oil and natural gas exploration, development and production activities are accounted for in accordance with the successful efforts method of accounting. Under this method, costs of acquiring properties, costs of drilling successful exploration wells, and development costs are capitalized. The costs of exploratory wells are initially capitalized pending a determination of whether proved reserves have been found. At the completion of drilling activities, the costs of exploratory wells remain capitalized if determination is made that proved reserves have been found. If no proved reserves have been found, the costs of each of the related exploratory wells are charged to expense. In some cases, a determination of proved reserves cannot be made at the completion of drilling, requiring additional testing and evaluation of the wells. The costs of such exploratory wells are expensed if a determination of proved reserves has not been made within a twelve-month period after drilling is complete. Exploration costs such as geological, geophysical, and seismic costs are expensed as incurred.

As exploration and development work progresses and the reserves on these properties are proven, capitalized costs attributed to the properties are subject to depreciation and depletion. Depletion of capitalized costs is provided using the units-of-production method based on proved oil and gas reserves related to the associated field.

On the sale or retirement of a complete or partial unit of a proved property or pipeline and related facilities, the cost and related accumulated depreciation, depletion, and amortization are removed from the property accounts, and any gain or loss is recognized.

The following table presents the amount of capitalized exploratory drilling costs pending evaluation at December 31 for each of the last three years and changes in those amounts during the years then ended (in thousands):

	2012	2011	2010
Balance, January 1	$—	$2,013	$821
Additions to capitalized exploratory well costs pending determination of proved reserves	—	701	2,013
Capitalized exploratory well costs asset exchange (1)	—	(2,714)	—
Reclassification to proved oil and natural gas properties based on the determination of proved reserves	—	—	(821)
Capitalized exploratory well costs charged to expense	—	—	—

Balance, December 31	$—	$—	$2,013

(1)	Our predecessor acquired interest in wells located in South Texas from BP America Production Company (“BP”) in exchange for acreage and cash. Capitalized exploratory well costs were part of this exchange transaction. See Note 3 for further information regarding this transaction.

Oil and Gas Reserves

The estimates of proved oil and natural gas reserves utilized in the preparation of the consolidated and combined financial statements are estimated in accordance with the rules established by the SEC and the Financial Accounting Standards Board (“FASB”). These rules require that reserve estimates be prepared under existing economic and operating conditions using a trailing 12-month average price with no provision for price and cost escalations in future years except by contractual arrangements. Netherland, Sewell & Associates, Inc. (“NSAI”), our independent reserve engineers, was engaged to prepare portions of our reserves estimates comprising approximately 98% of our estimated proved reserves (by volume) at December 31, 2012.

Reserve estimates are inherently imprecise. Accordingly, the estimates are expected to change as more current information becomes available. Oil and gas properties are depleted by field using the units-of-production method. Capitalized drilling and development costs of producing oil and natural gas properties are depleted over proved developed reserves and leasehold costs are depleted over total proved reserves. It is possible that, because of changes in market conditions or the inherent imprecision of reserve estimates, the estimates of future cash inflows, future gross revenues, the amount of oil and natural gas reserves, the remaining estimated lives of oil and natural gas properties, or any combination of the above may be increased or reduced. Increases in recoverable economic volumes generally reduce per unit depletion rates while decreases in recoverable economic volumes generally increase per unit depletion rates.

Other Property & Equipment

Other property and equipment is stated at historical costs and is comprised primarily of vehicles, furniture, fixtures, and computer hardware and software. Depreciation of other property and equipment is calculated using the straight-line method based on estimated useful lives of three to five years.

Restricted Investments

Various restricted investment accounts fund certain long-term contractual and regulatory asset retirement obligations and collateralize certain regulatory bonds associated with the offshore Southern California oil and gas properties. These investments are classified as held-to-maturity, and such investments are stated at amortized cost. Interest earned on these investments is included in interest expense – net in the statement of operations. The amortized cost of such investments is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is displayed as a separate line item in the statement of operations. At December 31, 2012, these restricted investments consisted of money market deposit accounts, money market mutual funds, commercial paper, and U.S. Government securities. See Note 7 for additional information.

Debt Issuance Costs

These costs are recorded on the balance sheet and amortized over the term of the associated debt using the straight-line method which approximates the effective yield method. Amortization expense for the years ended December 31, 2012, 2011, and 2010 was approximately $1.4 million, $1.1 million, and $1.0 million, respectively. Amortization of debt issuance costs for the year ended December 31, 2012 included a $0.4 million write-off of debt issuance costs as a result of repaying and terminating REO’s credit facility in December 2012.

Impairments

Proved oil and natural gas properties are reviewed for impairment when events and circumstances indicate a possible decline in the recoverability of the carrying value of such properties, such as a downward revision of the reserve estimates, less than expected production, drilling results, higher operating and development costs, or lower commodity prices. The estimated undiscounted future cash flows expected in connection with the property are compared to the carrying value of the property to determine if the carrying amount is recoverable. If the carrying value of the property exceeds its estimated undiscounted future cash flows, the carrying amount of the property is reduced to its estimated fair value using Level 3 inputs. The factors used to determine fair value include, but are not limited to, estimates of proved reserves, future commodity prices, the timing of future production and capital expenditures and a discount rate commensurate with the risk reflective of the lives remaining for the respective oil and gas properties. Impairment expense for the years ended December 31, 2011 and 2010 was approximately $15.1 million and $11.8 million, respectively. No impairment charges were recorded during the year ended December 31, 2012.

Asset Retirement Obligations

An asset retirement obligation associated with retiring long-lived assets is recognized as a liability on a discounted basis in the period in which the legal obligation is incurred and becomes determinable, with an equal amount capitalized as an addition to oil and natural gas properties, which is allocated to expense over the useful life of the asset. Generally, oil and gas producing companies incur such a liability upon acquiring or drilling a well. Accretion expense is recognized over time as the discounted liabilities are accreted to their expected settlement value. Upon settlement of the liability, a gain or loss is recognized as a component of exploration costs to the extent the actual costs differ from the recorded liability. See Note 6 for further discussion of asset retirement obligations.

Revenue Recognition

Revenue from the sale of oil and natural gas is recognized when title passes, net of royalties due to third parties. Oil and natural gas revenues are recorded using the sales method. Under this method, revenues are recognized based on actual volumes of oil and natural gas sold to purchasers, regardless of whether the sales are proportionate to our ownership in the property. An asset or a liability is recognized to the extent that we have an imbalance in excess of our proportionate share of the remaining recoverable reserves on the underlying properties. No significant imbalances existed at December 31, 2012 or 2011.

The following individual customers each accounted for 10% or more of total reported revenues for the period indicated:

	Years Ending December 31,
	2012	2011	2010
Major customers: (1)
Phillips 66 (2)	21%	n/a	n/a
ConocoPhillips (2)	16%	37%	52%
Dominion Gas Ventures, LP (3)	n/a	11%	18%
Enterprise Texas Pipeline, LLC (3)	n/a	10%	13%

(1)	Collectively, these major customers purchased production pursuant to existing marketing agreements with terms that are currently on “evergreen” status. Evergreen contracts automatically renew on a month-to-month basis until either party gives 30 or 60 days advance written notice of non-renewal.
(2)	Phillips 66 was a subsidiary of ConocoPhillips through April 30, 2012. Accordingly, any revenues generated from Phillips 66 prior to May 1, 2012 were reported under ConocoPhillips.
(3)	These customers accounted for less than 10% of total revenue for the period indicated.

General and Administrative Expense

We and our general partner have entered into an omnibus agreement with Memorial Resource pursuant to which, among other things, Memorial Resource performs all operational, management and administrative services on our general partner’s and our behalf. Our partnership agreement provides that our general partner will determine in good faith the expenses that are allocated to us, including expenses incurred by our general partner and its affiliates on our behalf. During the year ended December 31, 2012, Memorial Resource allocated general and administrative costs based on the relative size of our proved and probable reserves in comparison to Memorial Resource’s total proved and probable reserves. Under our partnership agreement and the omnibus agreement, we reimburse Memorial Resource for all direct and indirect costs incurred on our behalf. See Note 13 for additional information in regards to the omnibus agreement.

General and administrative expenses associated with our predecessor and the previous owners included the costs of administrative employees, related benefits, office rents, professional fees and other costs not directly associated with field operations or production.

Derivative Instruments

Commodity derivative financial instruments (e.g., swaps, floors, collars, and put options) are used to reduce the impact of natural gas and oil price fluctuations. Interest rate swaps are used to manage exposure to interest rate volatility, primarily as a result of variable rate borrowings under the credit facilities. Every derivative instrument is recorded on the balance sheet as either an asset or liability measured at its fair value. Changes in the derivative’s fair value are recognized in earnings as we have not elected hedge accounting for any of our derivative positions.

Income Tax

We are organized as a pass-through entity for income tax purposes. As a result, our partners are responsible for federal income taxes on their share of our taxable income. Certain of our consolidated subsidiaries are taxed as corporations and subject to federal income taxes. We are also subject to the Texas margin tax and certain aspects of the tax make it similar to an income tax as the tax is assessed on 1% of taxable margin. Deferred taxes arise due to temporary differences between the financial statement carrying value of existing assets and liabilities and their respective tax basis.

We must recognize the tax effects of any uncertain tax positions we may adopt, if the position taken by us is more likely than not sustainable based on its technical merits. If a tax position meets such criteria, the tax effect that would be recognized by us would be the largest amount of benefit with more than a 50% chance of being realized. There were no uncertain tax positions that required recognition in the financial statements at December 31, 2012 or 2011.

See Note 9 for additional information.

Earnings Per Unit

Basic and diluted earnings per unit (“EPU”) is determined by dividing net income or loss available to the limited partners by the weighted average number of outstanding limited partner units during the period. Net income or loss available to the limited partners is determined by applying the two-class method. The two-class method of computing EPU is an earnings allocation formula that determines EPU based on distributions declared. The amount of net income or loss used in the determination of EPU is reduced (or increased) by the amount of available cash that has been or will be distributed to the limited partners for that corresponding period. The remaining undistributed earnings or excess distributions over earnings, if any, are allocated to the limited partners in accordance with the contractual terms of the partnership agreement. The total earnings allocated to the limited partners is determined by adding together the amount allocated for distributions declared and the amount allocated for the undistributed earnings or excess distributions over earnings. Basic and diluted EPU are equivalent, as all restricted common units and subordinated units participate in distributions. See Note 11 for additional information.

Equity Compensation

The fair value of equity-classified awards (e.g., restricted common unit awards) is amortized to earnings over the requisite service or vesting period. Compensation expense for liability-classified awards are recognized over the requisite service or vesting period of an award based on the fair value of the award remeasured at each reporting period. We currently have no awards subject to performance criteria; however, such awards vest when it is probable that the performance criteria will be met and the requisite service period has been met. Generally, no compensation expense is recognized for equity instruments that do not vest. See Note 12 for further information.

Current Liabilities

Current accrued liabilities consisted of the following at the dates indicated (in thousands):

	December 31,
	2012	2011
Accrued capital expenditures	$4,742	$8,926
Accrued lease operating expense	3,944	1,392
Accrued general and administrative expenses	1,349	527
Accrued interest payable	618	269
Accrued environmental	623	779
Other	1,172	2,014

	$12,448	$13,907

New Accounting Pronouncements

Fair Value Measurements. In May 2011, the FASB issued an accounting standard update that amended previous fair value measurement and disclosure guidance. These amendments generally involve clarifications on how to measure and disclose fair value amounts recognized in the financial statements. They also expand the disclosure requirements, particularly for Level 3 fair value measurements, to include a description of the valuation processes used and an analysis of the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any. We adopted this guidance on January 1, 2012 prospectively and it did not have a material impact on our financial statements.

Offsetting Disclosure Requirements. In December 2011, the FASB issued an accounting standard update intended to enhance current disclosure requirements on offsetting financial assets and liabilities. In January 2013, the FASB issued an accounting standard update to clarify the scope of offsetting disclosure requirements. The new disclosure requirements will require the disclosure of both gross and net information about derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions eligible for offset on the balance sheet or subject to a master netting arrangement or similar agreement. Disclosure of collateral received and posted in connection with master netting agreements or similar arrangements is also required. The disclosures will be effective or annual and interim periods beginning on or after January 1, 2013, and must be applied retrospectively. We do not believe adoption of this new guidance will have a significant impact on our financial statements.

Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2012
Acquisitions and Divestitures [Abstract]
Acquisitions and Divestitures

Note 3. Acquisitions and Divestitures

The third party acquisitions discussed below were accounted for under the acquisition method of accounting. Accordingly, we, our predecessor, and the previous owners conducted assessments of net assets acquired and recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values, while acquisition costs associated with the acquisitions were expensed as incurred. The operating revenues and expenses of acquired properties are included in the accompanying financial statements from their respective closing dates forward. The transactions were financed through capital contributions and borrowings under credit facilities.

The fair values of oil and natural gas properties are measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural properties include estimates of: (i) economic reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital.

Our acquisitions of oil and gas properties from Memorial Resource in both April and May 2012 and March 2013, as further discussed in Note 13, were each accounted for as a transaction between entities under common control, similar to a pooling of interests, whereby the net assets acquired were recorded at Memorial Resource’s carrying value. Likewise, our acquisition of REO from Rise in December 2012, as further discussed in Note 13, was also accounted for as a transaction between entities under common control.

2012 Acquisitions

Third Party. On May 1, 2012, we acquired non-operating interests in certain oil and natural gas properties located in East Texas and North Louisiana from an undisclosed third party seller (“Undisclosed Seller Acquisition”) for a final net purchase price of approximately $36.5 million after customary post-closing adjustments. The effective date of this transaction was January 1, 2012. This transaction was financed with borrowings under our revolving credit facility. Because this transaction was a joint acquisition with Memorial Resource, the transaction was approved by the board of directors of our general partner (the “Board”) and by its conflicts committee, which is comprised entirely of independent directors. These properties are located primarily in Polk County, Texas and Lincoln and Claiborne Parishes, Louisiana. During the year ended December 31, 2012, approximately $4.8 million of revenue and $1.2 million of earnings were recorded in the statement of operations related to the Undisclosed Seller Acquisition subsequent to the closing date.

On September 28, 2012, we acquired certain oil and natural gas properties in East Texas from Goodrich Petroleum Corporation (“Goodrich Acquisition”), for a final net purchase price of $90.4 million after customary post-closing adjustments. The effective date of this transaction was July 1, 2012. This transaction was financed with borrowings under our revolving credit facility. These properties are located in the East Henderson field of Rusk County, Texas. During the year ended December 31, 2012, approximately $4.6 million of revenue and $2.0 million of earnings were recorded in the statement of operations related to the Goodrich Acquisition subsequent to the closing date.

The following table summarizes the fair value of the assets acquired and liabilities assumed as of each acquisition date (in thousands).

	Undisclosed Seller Acquisition	Goodrich Acquisition
Recognized amounts of identifiable assets acquired and liabilities assumed:
Oil and gas properties	$36,865	$91,187
Prepaid expenses and other current assets	—	425
Revenues payable	—	(875)
Asset retirement obligations	(321)	(161)
Accrued liabilities	(83)	(153)

Total identifiable net assets	$36,461	$90,423

The following unaudited pro forma combined results of operations are provided for the twelve month periods ended December 31, 2012 and 2011 as though the third-party acquisitions had been completed on January 1, 2011. The unaudited pro forma financial information was derived from the historical combined statements of operations of the Partnership, our predecessor, and the previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired, (ii) depletion expense applied to the adjusted basis of the properties acquired and (iii) interest expense on additional borrowings necessary to finance the acquisitions. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transactions occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Year Ended December 31,
	2012	2011
	(In thousands, except per unit amounts)
Revenues	$194,968	$210,808
Net income	47,024	154,836
Basic and diluted earnings per unit	0.37	0.33

Acquisition-related costs. Approximately $3.3 million of acquisition-related costs are included in general and administrative expense in the accompanying statements of operations for the year ended December 31, 2012. This amount includes acquisition-related costs for both related party and third party transactions.

2011 Acquisitions

Effective January 1, 2011, our predecessor acquired BP’s interests in wells located in Duval, Jim Hogg, McMullen and Webb counties located in Texas in exchange for our predecessor’s interest in approximately 10,700 net acres located in the Nueces Field of the Eagle Ford Shale located in South Texas and $20.0 million in cash, subject to certain closing adjustments. The transaction closed on May 31, 2011 and our predecessor paid a total of approximately $12.9 million in cash consideration at closing, net of adjustments.

The purchase price allocation resulted in the acquisition date fair value of $82.6 million allocated to proved oil and gas properties, $1.2 million allocated to asset retirement obligations, $0.5 million allocated to accrued liabilities and $0.6 million to deferred tax liabilities. After taking into consideration the net book value of the Nueces Field properties exchanged to BP of $5.2 million and the $12.9 million in cash consideration paid at closing, our predecessor recorded a $62.2 million gain during the year ended December 31, 2011.

On April 8, 2011, our predecessor and the previous owners together acquired producing oil and natural gas properties in East Texas (the “Carthage Properties”) from a third party. Our predecessor and the previous owners estimated that as of April 8, 2011, the fair value of the Carthage Properties acquired was approximately $302.0 million, which was considered to be representative of the price paid by a typical market participant. The following table summarizes the fair value of the assets acquired and liabilities assumed as of April 8, 2011 (in thousands):

Recognized amounts of identifiable assets acquired and liabilities assumed:
Oil and gas properties	$307,185
Other property and equipment	1,046
Suspense liabilities assumed	(1,659)
Environmental liabilities assumed	(968)
Asset retirement obligations	(3,653)

Total identifiable net assets	$301,951

Summarized below are the results of operations for the years ended December 31, 2011 and 2010, on an unaudited pro forma basis, as if the BP and Carthage Properties acquisitions had occurred on January 1, 2010. The unaudited pro forma financial information was derived from the historical combined statements of operations of our predecessor and the previous owners, the statements of revenues and direct operating expenses for the BP and Carthage Properties and the historical accounting records of the sellers. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Year Ended December 31,
	2011	2010
	(In thousands)
BP and Carthage Properties:
Revenues	$194,457	$172,674
Net income	81,010	34,755

During the year ended December 31, 2011, approximately $8.3 million and $46.2 million of revenue and $2.3 million and $32.2 million of earnings were recorded in the statement of operations related to the BP and Carthage Properties acquisitions subsequent to their respective closing dates.

Effective July 1, 2011, our predecessor acquired producing oil and natural gas properties in Webb and Zapata counties located in South Texas. The net purchase price of $2.25 million was allocated to oil and natural gas properties. The acquisition closed on June 30, 2011.

Approximately $1.0 million of acquisition costs related to the 2011 acquisitions is included in other expense in the accompanying statements of operations for the year ended December 31, 2011.

2010 Acquisitions

Effective January 1, 2010, our predecessor acquired producing oil and natural gas properties in East Texas from Petrohawk Properties, LP for approximately $5.8 million. The net purchase price was allocated $5.8 million to proved oil and gas properties. The acquisition closed on May 28, 2010.

Effective March 1, 2010, our predecessor acquired oil and natural gas properties in East Texas from BP for approximately $8.2 million. The net purchase price was allocated to proved oil and gas properties. This acquisition closed on March 29, 2010.

Effective April 1, 2010, our predecessor acquired Forest Oil’s interests in wells located in Webb County, Texas (the “Forest Oil Properties”) for a net purchase price of approximately $65.9 million. The net purchase price was allocated to oil and gas properties. This acquisition of properties closed on June 30, 2010. Summarized below are the results of operations for the years ended December 31, 2010 on an unaudited pro forma basis, as if this acquisition had occurred on January 1, 2009. The unaudited pro forma financial information was derived from the historical combined statement of operations of our predecessor and the previous owners as well as the statements of revenues and direct operating expenses for the Forest Oil Properties, which were derived from the historical accounting records of the seller. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

For the Year Ended December 31,
2010
(In thousands)
Forest Oil Properties:
Revenues	$100,771
Net income	7,460

Effective May 1, 2010, our predecessor acquired Merit Energy’s (“Merit”) interest in wells located in South Texas for a net purchase price of approximately $14.1 million. The net purchase price was allocated as follows (in thousands):

Oil and gas properties	$15,397
Prepaid assets	450
Assumed liabilities	(1,728)

Net purchase price	$14,119

As part of the acquisition process, an environmental review was performed and it was determined that there was environmental damage to one of the acquired properties. As such, the parties agreed to reduce the purchase price by approximately $0.5 million. Additionally, our predecessor and Merit entered into an escrow agreement whereby our predecessor agreed to pay for the initial $1.0 million of the remediation costs, with Merit paying for amounts incurred in excess of $1.0 million and up to $1.5 million. Our predecessor’s anticipated cost to remediate this area is $1.5 million. As of December 31, 2010, our predecessor recorded an accrued liability of $1.5 million for the anticipated costs to remediate this area. Merit funded an escrow account with the $0.5 million and that amount is included on the balance sheet as a prepaid asset. This acquisition closed on June 4, 2010. As of December 31, 2012, approximately $1.0 million of costs have been incurred and the approximately $0.5 million of remaining environmental accrued liability is recorded as a current liability in accrued liabilities.

Effective September 1, 2010, the previous owners acquired certain oil and gas properties in various counties in East Texas from a third party. This acquisition closed on December 16, 2010. The purchase price allocation resulted in the acquisition date fair value of $15.4 million allocated to proved oil and gas properties and $0.4 million allocated to asset retirement obligations. The Partnership purchased these properties from Memorial Resource on April 2, 2012. See Note 13 for information about the Partnership’s acquisitions of oil and gas properties from Memorial Resource in April 2012 and Note 1 for information regarding basis of presentation.

Effective May 1, 2010, our predecessor acquired Zachry Exploration, LLC’s interest in Laredo area properties for a net purchase price of $6.5 million. The net purchase price was allocated to oil and gas properties. This acquisition closed on August 3, 2010.

Effective April 1, 2010, our predecessor acquired U.S. Enercorp, LTD’s interest in wells located in McMullen County, Texas for a net purchase price of approximately $2.6 million. The net purchase price was allocated to oil and gas properties. This acquisition closed on May 28, 2010.

Our predecessor also acquired interests in oil and gas properties in a number of individually insignificant acquisitions during 2010 which aggregated to a total of approximately $6.0 million. Approximately $0.9 million of acquisition costs related to the 2010 acquisitions is included in other expense in the accompanying statements of operations for the year ended December 31, 2010.

Divestitures

During August 2011, our predecessor sold working interests related to the deep rights under approximately 4,200 acres in Webb County located in South Texas and options related to an additional 9,000 acres of deep rights in Webb County. Total cash consideration received by our predecessor in August 2011 was approximately $2.0 million, and a $0.8 million gain on the sale of properties was recognized for the year ended December 31, 2011 in the statement of operations. In November 2011, one of the options related to a portion of the 9,000 acres of deep rights was exercised for approximately $0.4 million of cash. No significant gain or loss was recognized related to this option exercise. The transactions did not involve the sale of any existing production.

On January 20, 2010, our predecessor sold its interests in the Saner wells for net proceeds of approximately $1.4 million. There was no significant gain or loss associated with this sale. In addition, during 2010, our predecessor received a settlement of approximately $1.2 million related to a property that our predecessor had not been given the opportunity to acquire despite a preferential right to acquire the property held by our predecessor. This settlement amount has been recorded in other income for the year ended December 31, 2010.

Fair Value Measurements of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Measurements of Financial Instruments [Abstract]
Fair Value Measurements of Financial Instruments

Note 4. Fair Value Measurements of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at a specified measurement date. Fair value estimates are based on either (i) actual market data or (ii) assumptions that other market participants would use in pricing an asset or liability, including estimates of risk. A three-tier hierarchy has been established that classifies fair value amounts recognized or disclosed in the financial statements. The hierarchy considers fair value amounts based on observable inputs (Levels 1 and 2) to be more reliable and predictable than those based primarily on unobservable inputs (Level 3). The characteristics of fair value amounts classified within each level of the hierarchy are described as follows:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. An active market is one in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability. Substantially all of these inputs are observable in the marketplace throughout the full term of the derivative instrument, can be derived from observable data, or are supported by observable levels at which transactions are executed in the marketplace. At December 31, 2012 and 2011, all of the derivative instruments reflected on the accompanying balance sheets were considered Level 2.

Level 3 — Measure based on prices or valuation models that require inputs that are both significant to the fair value measurement and are less observable from objective sources (i.e., supported by little or no market activity).

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The carrying values of cash and cash equivalents, accounts receivables, accounts payables (including accrued liabilities) and amounts outstanding under long-term debt agreements included in the accompanying balance sheets approximated fair value at December 31, 2012 and December 31, 2011. The fair value estimates are based upon observable market data and are classified within Level 2 of the fair value hierarchy. These assets and liabilities are not presented in the following tables.

The fair market values of the derivative financial instruments reflected on the balance sheets as of December 31, 2012 and December 31, 2011 were based on estimated forward commodity prices and forward interest rate yield curves. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement in its entirety. The significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The following table presents the derivative assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and December 31, 2011 for each of the fair value hierarchy levels:

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$69,303	$—	$69,303

Liabilities :
Commodity derivatives	$—	$41,814	$—	$41,814
Interest rate derivatives	—	5,087	—	5,087

Total liabilities	$—	$46,901	$—	$46,901

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$61,825	$—	$61,825

Liabilities :
Commodity derivatives	$—	$13,724	$—	$13,724
Interest rate derivatives	—	1,889	—	1,889

Total liabilities	$—	$15,613	$—	$15,613

See Note 5 for additional information regarding our derivative instruments.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities are reported at fair value on a nonrecurring basis as reflected on the balance sheets. The following methods and assumptions are used to estimate the fair values:

•	The fair value of asset retirement obligations (“AROs”) is based on discounted cash flow projections using numerous estimates, assumptions, and judgments regarding such factors as the existence of a legal obligation for an ARO; amounts and timing of settlements; the credit-adjusted risk-free rate; and inflation rates. See Note 6 for a summary of changes in ARO’s.

•	If sufficient market data is not available, the determination of the fair values of proved and unproved properties acquired in transactions accounted for as business combinations are prepared by utilizing estimates of discounted cash flow projections. The factors to determine fair value include, but are not limited to, estimates of: (i) economic reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital.

Risk Management and Derivative Instruments	12 Months Ended
Dec. 31, 2012
Risk Management and Derivative Instruments [Abstract]
Risk Management and Derivative Instruments

Note 5. Risk Management and Derivative Instruments

Derivative instruments are utilized to manage exposure to commodity price and interest rate fluctuations and achieve a more predictable cash flow in connection with natural gas and oil sales from production and borrowing related activities. These transactions limit exposure to declines in prices or increases in interest rates, but also limit the benefits that would be realized if prices increase or interest rates decrease.

Certain inherent business risks are associated with commodity and interest derivative contracts, including market risk and credit risk. Market risk is the risk that the price of natural gas or oil will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the counterparty to a contract. It is our policy to enter into derivative contracts, including interest rate swaps, only with counterparties that are creditworthy financial institutions deemed by management as competent and competitive market makers. Each of the counterparties to our derivative contracts is a lender in our credit agreement. While collateral is generally not required to be posted by counterparties, credit risk associated with derivative instruments is minimized by limiting exposure to any single counterparty and entering into derivative instruments only with counterparties that are large financial institutions, which management believes present minimal credit risk. Additionally, master netting agreements are used to mitigate risk of loss due to default with counterparties on derivative instruments. We have also entered into the International Swaps and Derivatives Association Master Agreements (“ISDA Agreements”) with each of our counterparties. The terms of the ISDA Agreements provide us and each of our counterparties with rights of set-off upon the occurrence of defined acts of default by either us or our counterparty to a derivative, whereby the party not in default may set-off all liabilities owed to the defaulting party against all net derivative asset receivables from the defaulting party. As a result, had certain counterparties failed completely to perform according to the terms of the existing contracts, we would have the right to offset $20.0 million against amounts outstanding under our revolving credit facility at December 31, 2012. See Note 8 for additional information in regards to our revolving credit facility.

Commodity Derivatives

A combination of commodity derivatives (e.g., floating-for-fixed swaps, collars, call spreads and basis swaps) is used to manage exposure to commodity price volatility. We enter into natural gas derivative contracts that are indexed to NYMEX Henry Hub and regional indices such as NGPL TXOK, TETCO STX, and Houston Ship Channel in proximity to the Partnership’s areas of production. We also enter into oil derivative contracts indexed to NYMEX WTI, Inter-Continental Exchange (“ICE”) Brent and California Midway-Sunset. Our NGL derivative contracts are indexed to OPIS Mont Belvieu. At December 31, 2012, we had the following open commodity positions:

	2013	2014	2015	2016	2017	2018
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	857,672	1,252,125	1,156,112	1,113,275	1,020,067	900,000
Weighted-average fixed price	$4.30	$4.34	$4.28	$4.53	$4.30	$4.75
Collar contracts:
Average Monthly Volume (MMBtu)	855,000	300,000	200,000	—	—	—
Weighted-average floor price	$4.81	$5.08	$5.25	$—	$—	$—
Weighted-average ceiling price	$5.87	$6.31	$6.75	$—	$—	$—
Call spreads (1):
Average Monthly Volume (MMBtu)	430,000	120,000	80,000	—	—	—
Weighted-average sold strike price	$4.59	$5.08	$5.25	$—	$—	$—
Weighted-average bought strike price	$5.84	$6.31	$6.75	$—	$—	$—
Basis swaps:
Average Monthly Volume (MMBtu)	813,432	1,318,750	—	—	—	—
Spread	$(0.11)	$(0.09)	$—	$—	$—	$—
Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	49,632	20,102	12,031	11,013	10,000	—
Weighted-average fixed price	$106.79	$94.06	$90.29	$90.39	$88.30	$—
Collar contracts:
Average Monthly Volume (Bbls)	10,750	43,958	45,000	44,000	42,000	—
Weighted-average floor price	$88.74	$94.43	$90.00	$85.00	$85.00	$—
Weighted-average ceiling price	$118.33	$109.87	$104.34	$103.40	$99.00	$—
NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	30,805	16,300	—	—	—	—
Weighted-average fixed price	$53.19	$58.91	$—	$—	$—	$—

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

Interest Rate Swaps

Partnership. Periodically, we enter into interest rate swaps to mitigate exposure to market rate fluctuations by converting variable interest rates such as those in our credit agreement to fixed interest rates. At December 31, 2012, we had the following fixed-for-floating interest rate swap open positions whereby we receive the floating rate and pay the fixed rate:

Period Covered		Notional ($ in thousands)	Floating Rate	Fixed Rate
1/17/2012	1/17/2013	$100,000	1 Month LIBOR	0.600%
1/17/2013	12/14/2016	$100,000	1 Month LIBOR	1.305%
5/17/2012	1/17/2013	$50,000	1 Month LIBOR	0.600%
1/17/2013	12/14/2016	$50,000	1 Month LIBOR	0.970%

Predecessor & Previous Owners. Periodically, our predecessor and the previous owners entered into interest rate swaps to mitigate exposure to market rate fluctuations by converting variable interest rates to fixed interest rates. During the year ended December 31, 2011, our predecessor and the previous owners had the following fixed-for-floating interest rate swap open positions whereby they received the floating rate and paid the fixed rate:

Period Covered	Notional ($ in thousands)	Floating Rate	Fixed Rate
April 2011 to April 2014 (1)	$75,000	1 Month LIBOR	1.510%
June 2010 to June 2012 (2)	$50,000	1 Month LIBOR	1.000%
February 2009 to February 2011	$8,400	3 Month LIBOR	1.620%

(1)	These interest rate swaps were novated to the Partnership from the previous owners in March 2013 in connection with the acquisition of the WHT Properties.
(2)	These interest rate swap agreements were not acquired by the Partnership at its IPO in December 2011.

Balance Sheet Presentation

The following table summarizes the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation on the balance sheet and the net recorded fair value as reflected on the balance sheet at December 31:

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	2012	2011	2012	2011
		(In thousands)
Natural gas contracts	Short-term derivative instruments	$22,069	$36,681	$961	$7,697
Oil contracts	Short-term derivative instruments	6,453	277	4,483	2,730
NGL contracts	Short-term derivative instruments	871	454	1,124	—
Interest rate swaps	Short-term derivative instruments	—	—	2,369	991

Gross fair value		29,393	37,412	8,937	11,418
Netting arrangements	Short-term derivative instruments	(6,302)	(110)	(6,302)	(110)

Net recorded fair value	Short-term derivative instruments	$23,091	$37,302	$2,635	$11,308

Natural gas contracts	Long-term derivative instruments	$17,435	$21,475	$9,352	$3,034
Oil contracts	Long-term derivative instruments	22,471	2,938	25,360	263
NGL contracts	Long-term derivative instruments	4	—	534	—
Interest rate swaps	Long-term derivative instruments	—	—	2,718	898

Gross fair value		39,910	24,413	37,964	4,195
Netting arrangements	Long-term derivative instruments	(28,386)	(2,373)	(28,386)	(2,373)

Net recorded fair value	Long-term derivative instruments	$11,524	$22,040	$9,578	$1,822

(Gains) Losses on Derivatives

We do not designate derivative instruments as hedging instruments for financial reporting purposes and neither did our predecessor. Accordingly, all gains and losses, including unrealized gains and losses from changes in the derivative instruments’ fair values, have been recorded in the accompanying statements of operations. The following table details the unrealized and realized gains and losses related to derivative instruments for the years ending December 31, 2012, 2011 and 2010:

		Years Ended December 31,
Derivative Instruments	Statements of Operations Location	2012	2011	2010
		(In thousands)
Commodity derivative contracts	Realized (gain) loss on commodity derivatives	$(37,608)	$(8,820)	$(7,132)
Commodity derivative contracts	Unrealized (gain) loss on commodity derivatives	20,612	(38,894)	(547)
Interest rate swaps (1)	Interest expense	4,610	2,616	576

(1)	Included in the amounts are net cash payments of approximately $1.4, $0.9 and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

Note 6. Asset Retirement Obligations

The Partnership’s asset retirement obligations primarily relate to the Partnership’s portion of future plugging and abandonment of wells and related facilities. The following table represents a reconciliation of the asset retirement obligations for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
	(In thousands)
Asset retirement obligations at beginning of year	$73,072	$65,552	$55,440
Liabilities added from acquisitions or drilling	520	5,460	7,574
Liabilities removed upon sale of wells	—	(64)	(19)
Liabilities removed upon plugging and abandoning	(40)	—	—
Liabilities settled	(22)	—	—
Accretion expense	3,755	3,549	2,924
Revision of estimates	1,001	(591)	(367)
Liabilities retained by our predecessor	—	(834)	—

Asset retirement obligations at end of year	$78,286	$73,072	$65,552

Restricted Investments	12 Months Ended
Dec. 31, 2012
Restricted Investments [Abstract]
Restricted Investments

Note 7. Restricted Investments

Various restricted investment accounts fund certain long-term contractual and regulatory asset retirement obligations and collateralize certain regulatory bonds associated with the offshore Southern California oil and gas properties. The components of the restricted investment balance are as follows at December 31:

	2012	2011
	(In thousands)
BOEM platform abandonment (See Note 14)	$61,389	$57,348
BOEM lease bonds	776	776
SPBPC Collateral:
Contractual pipeline and surface facilities abandonment (See Note 14)	1,959	1,595
California State Lands Commission pipeline right-of-way bond	3,000	3,000
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	300	300
Port of Long Beach pipeline license	100	100

Restricted investments	$68,024	$63,619

Long Term Debt	12 Months Ended
Dec. 31, 2012
Long Term Debt [Abstract]
Long Term Debt

Note 8. Long Term Debt

Partnership

Our consolidated debt obligations consisted of the following at the dates indicated:

	December 31,	December 31,
	2012	2011
	(In thousands)
$1.0 billion multi-year revolving credit facility, variable –rate, due December 2016	$371,000	$120,000

The revolving credit facility, which OLLC entered into at the closing of our IPO, is guaranteed by us and all of our current and future subsidiaries and had an initial borrowing base of $300.0 million. On December 3, 2012, we entered into a third amendment to our credit agreement, which among other things: (i) increased the borrowing base to $460.0 million upon closing of the Beta acquisition and (ii) provided us with the ability, if necessary, to incur certain second lien indebtedness. The borrowing base is subject to redetermination on at least a semi-annual basis based on an engineering report with respect to our estimated oil, NGL and natural gas reserves, which will take into account the prevailing oil, NGL and natural gas prices at such time, as adjusted for the impact of commodity derivative contracts. Unanimous approval by the lenders is required for any increase to the borrowing base.

Borrowings under our revolving credit facility are secured by liens on substantially all of our properties, but in any event, not less than 80% of the total value of the our oil and natural gas properties, and all of our equity interests in OLLC and any future guarantor subsidiaries and all of our other assets including personal property. Additionally, borrowings under our revolving credit facility bear interest, at our option, at either: (i) the Alternative Base Rate defined as the greatest of (x) the prime rate as determined by the administrative agent, (y) the federal funds effective rate plus 0.50%, and (z) the one-month adjusted LIBOR plus 1.0% (adjusted upwards, if necessary, to the next 1/100th of 1%), in each case, plus a margin that varies from 0.75% to 1.75% per annum according to the borrowing base usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), or (ii) the applicable LIBOR plus a margin that varies from 1.75% to 2.75% per annum according to the borrowing base usage. The unused portion of the borrowing base will be subject to a commitment fee that varies from 0.375% to 0.50% per annum according to the borrowing base usage.

Our revolving credit facility requires us to maintain a ratio of Consolidated EBITDAX to Consolidated Net Interest Expense or, for the periods ending on March 31, 2013, June 30, 2013, and September 30, 2013, a ratio of Annualized Consolidated EBITDAX to Annualized Consolidated Net Interest Expense (as each term is defined under our revolving credit facility), which we refer to in either case as the interest coverage ratio, of not less than 2.5 to 1.0, and a ratio of consolidated current assets to consolidated current liabilities, each as determined under our revolving credit facility, of not less than 1.0 to 1.0.

Additionally, our revolving credit facility contains various covenants and restrictive provisions that, among other things, limit our ability to incur additional debt, guarantees or liens; consolidate, merge or transfer all or substantially all of our assets; make certain investments, acquisitions or other restricted payments; modify certain material agreements; engage in certain types of transactions with affiliates; dispose of assets; incur commodity hedges exceeding a certain percentage of production; and prepay certain indebtedness.

Events of default under our revolving credit facility include the failure to make payments when due, breach of any covenants continuing beyond the cure period, default under any other material debt, change in management or change of control, bankruptcy or other insolvency event and certain material adverse effects on the business of OLLC or us.

If we fail to perform our obligations under these or any other covenants, the revolving credit commitments could be terminated and any outstanding indebtedness under our revolving credit facility, together with accrued interest, fees and other obligations under the credit agreement, could be declared immediately due and payable.

The effective weighted average interest rate for the year ended December 31, 2012 was 2.74%. The effective weighted average interest rate includes the impact of the commitment fee and excludes the impact of interest rate hedging activity. The effective weighted average interest rate for the period from December 14, 2011 through December 31, 2011 was 2.81%.

During the year ended December 31, 2012, we incurred additional financing costs in connection with borrowing base redeterminations. These additional costs have been deferred and will be amortized over the life of our revolving credit facility. Unamortized deferred financing costs associated with our revolving credit facility were at the dates indicated:

December 31, 2012	December 31, 2011
(In thousands)
$3,359	$2,521

During the year ended December 31, 2012, the revolving credit facility was primarily used to fund the acquisitions of oil and gas properties from both related parties and third parties. See Note 3 and 13 for additional information regarding these acquisitions.

During the year ended December 31, 2012, borrowings and repayments under our revolving credit facility were $293.0 million and $42.0 million, respectively.

Predecessor & Previous Owners

BlueStone had a $150.0 million revolving credit facility. The weighted average interest rate for the years ended December 31, 2011 and 2010 was approximately 3.17% and 3.45%, respectively.

The Classic Carve-Out properties were burdened by debt incurred pursuant to a $150.0 million revolving credit facility extended to Classic. The weighted average interest rate for the years ended December 31, 2011 and 2010 was 3.40% and 3.11%, respectively.

On April 8, 2011, WHT entered into a $400.0 million revolving credit facility with an initial borrowing base of $230.0 million. The borrowing base as of December 31, 2012 and 2011 was $120.0 million and $135.0 million, respectively. Outstanding indebtedness under this credit facility as of December 31, 2012 and 2011 was $89.3 million and $99.9 million, respectively. The weighted average interest rate for the years ended December 31, 2012 and 2011 was 2.60% and 2.79%, respectively. On March 28, 2013, the debt balance then outstanding under the revolving credit facility of $89.3 million and all accrued interest was paid off in full and the WHT revolving credit facility was terminated.

For accounting and financial reporting purposes, the $198.3 million that was repaid concurrent with the closing of our IPO on behalf of our predecessor was netted against the net book value of the net assets that were acquired by us and reflected on our consolidated and combined cash flow statement as “Payments on revolving credit facility.”

REO had consolidated debt of $35.0 million outstanding under a $150.0 million revolving credit facility at December 31, 2011. The weighted average interest rate for the years ended December 31, 2012 and 2011 was approximately 3.40% and 3.03%, respectively.

For accounting and financial reporting purposes, the $28.5 million that was repaid concurrently with the closing of the Beta acquisition on behalf of REO was netted against the net book value of the net assets that were acquired by us and reflected on our consolidated and combined cash flow statement as “Payments on revolving credit facility.” Unamortized deferred financing costs associated with this revolving credit facility were approximately $0.4 million at December 31, 2011. The unamortized deferred financing costs associated with this revolving credit facility were written-off at the time the debt was repaid and terminated.

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Income Tax

Note 9. Income Tax

Components of income tax expense consist of the following:

	For the Year Ended December 31,
	2012	2011	2010
	(In thousands)
Current:
Federal	$1	$—	$—
State	284	175	2

Total	$285	$175	$2

Deferred:
Federal	—	(147)	(8)
State	—	111	224

Total	—	(36)	216

Total income tax expense	$285	$139	$218

A reconciliation of the provision for income taxes with amounts determined by applying the statutory U.S. federal income tax rate to income before income taxes is as follows:

	For Year Ended December 31,
	2012	2011	2010
Pre-Tax Net Book Income	$38,570	$136,465	$1,867
State income taxes	$153	$216	$147
Federal income taxes	—	(105)	71
Other permanent differences	132	28	—

Income tax expense (benefit)	$285	$139	$218

Effective income tax rate	0.74%	0.10%	11.67%

The following summarizes the significant components of deferred tax assets and (liabilities):

	December 31,
	2012	2011
	(In thousands)
Current deferred tax (liabilities):
Derivatives	$(120)	$(163)

	(120)	(163)
Noncurrent deferred tax assets (liabilities):
Property, plant, and equipment	(1,880)	(2,910)
Net operating loss	494	494
Derivatives	(12)	(45)
Asset retirement obligations	898	487
Valuation allowance	(1,073)	—
Other	5	3

Net deferred tax liability	$(1,688)	$(2,134)

Tax carryforwards available for use on future income tax returns at December 31, 2012, were as follows:

	Domestic	Expiration
	(In thousands)
Net operating loss—federal	$143	2030
Net operating loss—federal	$1,127	2031
Net operating loss—state	$143	2030
Net operating loss—state	$719	2031

Equity and Distributions	12 Months Ended
Dec. 31, 2012
Equity and Distributions [Abstract]
Equity and Distributions

Note 10. Equity and Distributions

2012 Public Equity Offering

On December 12, 2012, we issued 10,500,000 common units representing limited partner interests in the Partnership to the public at an offering price of $17.00 per unit generating total net proceeds of $170.0 million after deducting underwriting discounts and offering expenses. Concurrent with the closing of this equity offering, the Partnership distributed cash to Rise and repaid all amounts outstanding under REO’s credit facility as consideration for the Beta acquisition as further discussed under Notes 8 and 13. The net proceeds from this equity offering, including our general partner’s proportionate capital contribution, partially funded the Beta acquisition.

On December 21, 2012, the underwriters purchased an additional 1,475,000 common units pursuant to their over-allotment option. We used the net proceeds of approximately $24.1 million from the sale of the additional common units, including our general partner’s proportionate capital contribution, to repay indebtedness under our revolving credit facility.

Initial Public Offering of Memorial Production Partners LP

On December 14, 2011, we completed our IPO of 9,000,000 common units representing limited partner interests in the Partnership at $19.00 per common unit for total net proceeds of approximately $146.5 million. In connection with the closing of the IPO, the Partnership distributed a combination of cash, common units, and subordinated units to Memorial Resource to acquire the net assets of our predecessor and repaid $198.3 million of our predecessor’s credit facilities concurrent with the closing of our IPO. The net cash proceeds generated from our IPO partially funded the cash portion of this consideration.

On December 22, 2011, the underwriters exercised their over-allotment option to purchase an additional 600,000 common units issued by the Partnership under the IPO terms. Total net proceeds from the exercise of the underwriters’ over-allotment option, after deducting underwriting discounts, were $10.7 million. Of this amount, $10.0 million of these net proceeds were used to repay indebtedness under our revolving credit facility.

Equity Outstanding

The following table summarizes changes in the number of outstanding units since December 31, 2011:

	Common	Subordinated	General Partner
Balance December 31, 2011	16,661,294	5,360,912	22,044
Common units issued	11,975,000	—	—
Restricted common units issued	287,943	—	—
Restricted common units forfeited	(2,334)	—	—
General partner units issued	—	—	12,273

Balance December 31, 2012	28,921,903	5,360,912	34,317

Restricted common units are a component of common units as presented on our unaudited condensed consolidated balance sheets. See Note 12 for additional information regarding restricted common units that were granted during the year ended December 31, 2012.

As of December 31, 2012, Memorial Resource owned approximately 24.4% of the common units and 100% of the subordinated units. Memorial Resource owns all of the voting interests in our general partner and 50% of the economic interest in our incentive distribution rights. The Funds collectively directly own, through non-voting membership interests in our general partner, 50% of the remaining economic interest in our incentive distribution rights.

Common & Subordinated Units. The common units and the subordinated units are separate classes of the limited partner interest in us and have limited voting rights as set forth in our partnership agreement. The holders of units are entitled to participate in partnership distributions as discussed further below under “Cash Distribution Policy” and exercise the rights or privileges available to limited partners under our partnership agreement.

Pursuant to our partnership agreement, if at any time our general partner and its affiliates own more than 80% of the outstanding common units, our general partner has the right, but not the obligation, to purchase all of the remaining common units at a purchase price not less than the then-current market price of the common units, as calculated pursuant to the terms of our partnership agreement.

General Partner Interest. Our general partner owns a 0.1% interest in us. This interest entitles our general partner to receive distributions of available cash from operating surplus as discussed further below under “Cash Distribution Policy.” Our partnership agreement sets forth the calculation to be used to determine the amount and priority of cash distributions that the common unitholders, subordinated unitholders, and general partner will receive. The general partner has the management rights as set forth in our partnership agreement.

Allocations of Net Income (Loss)

Net income (loss) attributable to the Partnership is allocated between our general partner and the common and subordinated unitholders in proportion to their pro rata ownership. Net income (loss) attributable to acquisitions accounted for as a transaction between entities under common control prior to their acquisition date is allocated to the previous owners. For periods prior to our IPO, net income (loss) was attributable to both our predecessor and the previous owners.

Cash Distribution Policy

We intend to make cash distributions to unitholders on a quarterly basis, although there is no assurance as to the future cash distributions since they are dependent upon future earnings, cash flows, capital requirements, financial condition and other factors. Additionally, under our revolving credit facility, we will not be able to pay distributions to unitholders in any such quarter in the event there exists a borrowing base deficiency or an event of default either before or after giving effect to such distribution or we are not in pro forma compliance with our revolving credit facility after giving effect to such distribution.

Available Cash. Our partnership agreement requires that within 45 days after the end of each quarter, beginning with the quarter ending December 31, 2011, we distribute all of our available cash (as defined in our partnership agreement) to our general partner and unitholders of record on the applicable record date. Generally, available cash refers to all cash on hand at the end of the quarter less cash reserves established by our general partner to: (i) operate our business (e.g., future capital expenditures, working capital and operating expenses); (ii) comply with applicable law, debt, and other agreements; and (iii) provide funds for distribution to our unitholders (including our general partner) for any one or more of the next four quarters. If our general partner so determines, available cash may include borrowings made after the end of the quarter.

General Partner Interest and Incentive Distribution Rights. Our general partner is entitled to 0.1% of all distributions of available cash that we make prior to our liquidation. Our general partner’s initial 0.1% interest in these distributions may be reduced if we issue additional units in the future and our general partner does not contribute a proportionate amount of capital to us to maintain its initial 0.1% general partner interest. Our general partner is not obligated to contribute a proportionate amount of capital to us to maintain its current general partner interest. Our general partner also holds the incentive distribution rights, which entitle the holder to additional increasing percentages, up to a maximum of 25.0%, of the cash we distribute in excess of $0.54625 per common unit per quarter. The maximum distribution of 25.0% includes distributions paid to our general partner on its 0.1% general partner interest and assumes that our general partner maintains its general partner interest at 0.1%.

Minimum Quarterly Distribution. During the subordination period, the common units will have the right to receive distributions of available cash from operating surplus each quarter in an amount equal to $0.4750 per common unit plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. These units are deemed “subordinated” because for a period of time, referred to as the subordination period, the subordinated units will not be entitled to receive any distributions from operating surplus until the common units have received the minimum quarterly distribution plus any arrearages from prior quarters. Furthermore, no arrearages will be paid on the subordinated units. The practical effect of the subordinated units is to increase the likelihood that during the subordination period there will be available cash from operating surplus to be distributed on the common units.

Our partnership agreement requires that we make distributions of available cash from operating surplus for any quarter during the subordination period in the following manner:

•	first, 99.9% to the common unitholders, pro rata, and 0.1% to our general partner, until we distribute for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

•	second, 99.9% to the common unitholders, pro rata, and 0.1% to our general partner, until we distribute for each outstanding common unit an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for any prior quarters during the subordination period;

•	third, 99.9% to the subordinated unitholders, pro rata, and 0.1% to our general partner, until we distribute for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter; and

•	thereafter, cash in excess of the minimum quarterly distributions is distributed to the unitholders and the general partner based on the percentages in the table below.

Our general partner is entitled to incentive distributions if the amount we distribute with respect to one quarter exceeds specified target levels shown below:

	Total Quarterly Distributions Target Amount	Marginal Percentage Interest in Distributions
		Unitholders	General Partner
Minimum Quarterly Distribution	$0.4750	99.9%	0.1%
First Target Distribution	above $0.4750 up to $0.54625	99.9%	0.1%
Second Target Distribution	above $0.54625 up to $0.59375	85.0%	15.0%
Thereafter	above $0.59375	75.0%	25.0%

Our partnership agreement requires that we make distributions of available cash from operating surplus for any quarter after the subordination period in the following manner:

•	first, 99.9% to all unitholders, pro rata, and 0.1% to our general partner, until we distribute for each outstanding unit an amount equal to the minimum quarterly distribution for that quarter; and

•	thereafter, cash in excess of the minimum quarterly distributions is distributed to the unitholders and the general partner based on the percentages in the table above.

The subordination period will extend until the first business day after the distribution to unitholders in respect of any quarter ending on or after December 31, 2014 that each of the following tests are met:

•	Distributions of available cash from operating surplus on each of the outstanding common units, subordinated units and general partner units and any other partnership interests that are senior or equal in right of distribution to the subordinated units equaled or exceeded, in the aggregate, the sum of the minimum quarterly distributions payable with respect to a period of twelve consecutive quarters immediately preceding such date;

•	The “adjusted operating surplus” (as defined in our partnership agreement) generated during the period of twelve consecutive quarters immediately preceding that date equaled or exceeded, in the aggregate, the sum of the minimum quarterly distributions on all of the outstanding common units, subordinated units and general partner units and any other partnership interests that are senior or equal in right of distribution to the subordinated units that were outstanding during these periods payable with respect to such period on a fully diluted weighted average basis; and

•	there are no arrearages in payment of the minimum quarterly distribution on the common units.

When the subordination period ends, each outstanding subordinated unit will convert into one common unit and will then participate pro rata with the other common units in distributions of available cash.

In addition, if the unitholders remove our general partner other than for cause and units held by our general partner and its affiliates are not voted in favor of such removal:

•	the subordination period will end and each subordinated unit will immediately convert into one common unit;

•	any existing arrearages in payment of the minimum quarterly distribution on the common units will be extinguished; and

•	our general partner will have the right to convert its general partner units into common units or to receive cash in exchange for such general partner units at the equivalent common unit fair market value

The subordination period will also automatically terminate, and all of the subordinated units will convert into an equal number of common units, on the first business day after the distribution to unitholders in respect of any quarter ending on or after December 31, 2012, if the following tests are met:

•	distributions of available cash from operating surplus on each of the outstanding common units, subordinated units and general partner units and any other partnership interests that are senior or equal in right of distribution to the subordinated units equaled or exceeded $0.59375 (125% of the minimum quarterly distribution) per quarter for the four quarter period immediately preceding that date;

•	the “adjusted operating surplus” generated during the four-quarter period immediately preceding that date equaled or exceeded the sum of a distribution of $2.3750 (125% of the annualized minimum quarterly distribution) on all of the outstanding common units, subordinated units and general partner units and any other partnership interests that are senior or equal in right of distribution to the subordinated units, in each case that were outstanding during such four quarter period on a fully diluted weighted average basis, and the corresponding distributions on the incentive distribution rights; and

•	there are no arrearages in payment of the minimum quarterly distribution on the common units.

Our general partner has the right (but not the obligation), at any time when there are no subordinated units outstanding and it has received incentive distributions at the highest level to which it is entitled (25%, assuming it has maintained its 0.1% general partner interest) for each of the prior four consecutive fiscal quarters, to reset the initial target distribution levels at higher levels based on our cash distribution at the time of the exercise of the reset election.

Cash Distributions to Unitholders

The following table summarizes our declared quarterly cash distribution rates with respect to the quarter indicated (dollars in millions, except per unit amounts):

Quarter	Declaration Date	Record Date	Payable Date	Amount Per Unit (1)	Aggregate Distribution	Distribution Received by Memorial Resource
4th Quarter 2012	January 15, 2013	February 1, 2013	February 13, 2013	$0.5075	$17.4	$6.3
3rd Quarter 2012	October 19, 2012	November 1, 2012	November 12, 2012	$0.4950	$11.1	$6.2
2nd Quarter 2012	July 19, 2012	August 1, 2012	August 13, 2012	$0.4800	$10.7	$6.0
1st Quarter 2012	April 19, 2012	May 1, 2012	May 14, 2012	$0.4800	$10.7	$6.0
4th Quarter 2011	January 26, 2012	February 6, 2012	February 13, 2012	$0.0929	$2.0	$1.2

(1)	The $0.0929 per unit pro-rated distribution paid on February 13, 2012 was based upon the minimum quarterly distribution of $0.4750 per unit adjusted to take into account the 18-day period of the fourth quarter of 2011 during which the Partnership was a public entity.

Predecessor & Previous Owners Capital

BlueStone. In February 2006, BlueStone, BlueStone Natural Resources Holdings, LLC (“Holdings”) and Holdings’ members entered into a subscription and contribution agreement whereby all equity contributions made by Holdings’ members in exchange for equity units would be transferred directly to BlueStone. NGP VIII and certain members of BlueStone’s management committed equity contributions of $75.7 million and $9.0 million under this agreement and amendments thereto, respectively, all of which was contributed by December 31, 2009. In 2010, BlueStone received an equity contribution from members of Holdings of an additional $40.0 million, including equity contributions of $4.2 million from management. NGP VIII advanced certain members of management $4.2 million to fund their equity contributions in 2010 in exchange for notes payable issued by management. BlueStone did not receive any capital contributions during 2011.

Classic. In June 2006, NGP VIII and certain members of Classic’s management entered into a partnership agreement. The Classic partners agreed to contribute an aggregate $135.9 million under the partnership agreement and amendments thereto, including $35.7 million allocable to the Classic Carve-Out. NGP VIII and certain members of Classic’s management committed equity contributions of $123.0 million and $12.9 million, respectively, all of which had been contributed as of January 24, 2011. In 2010, Classic received capital contributions of $19.7 million, net of equity financing fees, from its partners, including $4.1 million allocable to Classic Carve-Out. In 2011, Classic received capital contributions of $21.9 million, net of equity financing fees, from its partners, including $4.8 million allocable to Classic Carve-Out.

WHT. In February 2011, WHT was formed by WildHorse Resources, LLC (“WildHorse”) and Tanos Energy, LLC (“Tanos”). In connection with our IPO, NGP IX and NGP IX Offshore contributed to Memorial Resource their respective ownership in WildHorse and Tanos. NGP IX and NGP IX Offshore collectively funded 100% of the cash used by WildHorse and Tanos to fund their respective capital contributions to WHT. In 2011, WildHorse and Tanos each contributed $64.7 million to WHT, of which an aggregate $51.8 million was allocable to our predecessor and $77.6 million was allocable to the previous owners. In December 2011, WHT made an $1.7 million cash distribution to its members, a $81.6 million non-cash distribution to its members and also recorded a $23.8 million deemed contribution from its members in connection with the transfer of the WHT Assets to the Partnership in conjunction with its IPO, all of which are components of amounts reflected in the Predecessor column on our equity statement.

REO. REO, a wholly-owned subsidiary of Rise, was formed in February 2009. The following table summarizes capital contributions received by REO and cash distributions paid by REO with respect to the year indicated (dollars in millions):

Year	Capital Contributions	Cash Distributions
2010	$6.6	$4.4
2011	$5.0	$65.0
2012	$—	$7.8

Noncontrolling Interest

The noncontrolling shareholder in the SPBPC made capital contributions of $1.2 million during the year ended December 31, 2010.

Earnings per Unit	12 Months Ended
Dec. 31, 2012
Earnings per Unit [Abstract]
Earnings per Unit

Note 11. Earnings per Unit

The following sets forth the calculation of earnings (loss) per unit, or EPU, for the periods indicated (in thousands, except per unit amounts):

	For the Year Ended December 31,	December 14 to December 31,
	2012	2011
Net income attributable to partners	$121	$6,592
Less: General partner’s 0.1% interest in net income	—	7

Limited partners’ interest in net income	$121	$6,585

Weighted average limited partner units outstanding:
Common units	17,519	16,395
Subordinated units	5,361	5,361

Total	22,880	21,756

Basic and diluted EPU	$0.01	$0.30

Equity-based Awards	12 Months Ended
Dec. 31, 2012
Equity-based Awards [Abstract]
Equity-based Awards

Note 12. Equity-based Awards

Long-Term Incentive Plan

In December 2011, the Board adopted the Memorial Production Partners GP LLC Long-Term Incentive Plan (“LTIP”) for employees, officers, consultants and directors of the general partner and any of its affiliates, including Memorial Resource, who perform services for the Partnership. The LTIP consists of restricted units, phantom units, unit options, unit appreciation rights, distribution equivalent rights, other unit-based awards and unit awards. The LTIP initially limits the number of common units that may be delivered pursuant to awards under the plan to 2,142,221 common units. Common units that are cancelled, forfeited or withheld to satisfy exercise prices or tax withholding obligations will be available for delivery pursuant to other awards. The LTIP is administered by the Board or a committee thereof. During the year ended December 31, 2012, there were multiple awards of restricted common units that were granted under the LTIP to executive officers and independent directors of our general partners and other Memorial Resource employees.

The restricted common units awarded are subject to restrictions on transferability, customary forfeiture provisions and graded vesting provisions in which one-third of each award vests on the first, second, and third anniversaries of the date of grant. Award recipients have all the rights of a unitholder in the partnership with respect to the restricted common units, including the right to receive distributions thereon if and when distributions are made by the Partnership to its unitholders (except with respect to the fourth quarter 2011 distribution that was paid in February 2012). The term “restricted common unit” represents a time-vested unit. Such awards are non-vested until the required service period expires.

The aggregate fair value of the restricted common units awarded to our general partner’s executive officers and other Memorial Resource employees, which are accounted for as equity-classified awards, was $5.0 million based on the market price per unit on the date of grant. This amount net of forfeitures will be recognized as compensation cost on a straight-line basis over the requisite service period. These awards were granted in recognition of services performed in connection with the completion of our IPO and/or to provide incentive to help drive the Partnership’s future success and to share in the economic benefits of that success. The compensation costs associated with these awards are recorded as direct general and administrative expenses. During the year ended December 31, 2012, we recognized approximately $1.4 million of compensation expense associated with these awards.

The fair value of the restricted unit awards granted to the independent directors of our general partner are also recognized as compensation cost on a straight-line basis over the requisite service period. The compensation costs associated with these awards are recorded as direct general and administrative expenses. During the year ended December 31, 2012, we recognized less than $0.1 million of compensation expense associated with these awards.

The following table summarizes information regarding restricted common unit awards for the periods presented:

	Number of Units	Weighted- Average Grant Date Fair Value per Unit (1)
Restricted common units outstanding at December 31, 2011	—	$—
Granted (2)	287,943	$18.07
Forfeited	(2,334)	$17.14

Restricted common units outstanding at December 31, 2012	285,609	$18.08

(1)	Determined by dividing the aggregate grant date fair value of awards by the number of awards issued.

(2)	The aggregate grant date fair value of restricted common unit awards issued in 2012 was $5.2 million based on grant date market prices ranging from $17.14 to $18.58 unit.

The unrecognized compensation cost associated with restricted common unit awards was an aggregate $3.7 million at December 31, 2012. We expect to recognize the unrecognized compensation cost for these awards over a weighted-average period of 2.37 years.

Since the restricted common units are participating securities, any distributions received by the restricted common unitholders are included in distributions to partners as presented on our statements of consolidated and combined cash flows. During the year ended December 31, 2012, the restricted common unitholders received a distribution of approximately $0.2 million. The restricted common unitholders received a distribution of approximately $0.1 million on February 13, 2013 with respect to the quarterly cash distribution for the fourth quarter of 2012 that the Board declared in January 2013.

Subsequent Event. On January 9, 2013, our general partner’s executive officers and independent directors were granted additional awards of restricted common units. The aggregate number of restricted units granted on such date was 16,627.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 13. Related Party Transactions

Amounts due to (due from) Memorial Resource and certain of its subsidiaries at December 31, 2012 and December 31, 2011 are presented as “Accounts receivable – affiliates” and “Accounts payable – affiliates” in the accompanying balance sheets.

For the year ended December 31, 2012, approximately $2.6 million of related party transactions attributable to the Partnership are reflected as costs and expenses in the accompanying statements of operations. The vast majority of these costs and expenses were payments under our omnibus agreement (as discussed below) and management fees paid to affiliates for operating our assets.

The majority partner of our predecessor, NGP VIII, is an affiliate of certain directors of the entities comprising our predecessor. For the periods ended December 31, 2011 and 2010, our predecessor expensed advisory and directors’ fees of approximately $0.2 million and $0.2 million, respectively, to NGP VIII.

The WHT Assets and WHT Properties are operated by WildHorse. Under the terms of a management agreement dated April 8, 2011, WildHorse assumed certain responsibilities for the management of WHT, including the day-to-day operations of the company providing executive, administrative, land, financial, and accounting services and operating WHT’s properties. Under the terms of the agreement, WHT paid WildHorse an approximate $0.1 million monthly management fee, of which 40% was allocable to the WHT Assets and 60% was allocable to the WHT Properties. Additionally, WHT pays Tanos less than $0.1 million per month, of which 40% was allocable to the WHT Assets and 60% was allocable to the WHT Properties, for certain services that it provides WHT, primarily managing its exploration program. These amounts are payable monthly in advance on the first of each month.

In addition to the management fees, both WildHorse and Tanos are entitled to recover from WHT certain expenditures made on its behalf that are not covered by the management fees described above. These amounts include certain payments for third-party professional services and other non-routine direct general and administrative expenses, costs incurred in the operation and development of the properties, and amounts paid to the other operators for WHT’s non-operated interests.

As the operator of the properties, WildHorse also markets WHT’s oil, gas and NGL production, collects the proceeds, pays the related production taxes and disburses amounts owed to royalty and other working interest owners. WildHorse also receives sales proceeds from the operators for the sale of non-operated production.

An affiliate of REO collected a management fee for providing administrative services to REO. These administrative services included accounting, business development, finance, legal, information technology, insurance, government regulations, communications, regulatory, environmental and human resources services. REO incurred and paid management fees of $1.6 million, $1.7 million and $0.9 million for the years ended December 31, 2012, 2011, and 2010, respectively. These management fees are presented as a component of general and administrative costs and expenses in the accompanying statements of operations.

Agreements

We have entered into agreements with Memorial Resource and our general partner pursuant to which, among other things, we will make payments to Memorial Resource. These agreements include the following:

•	an omnibus agreement pursuant to which, among other things, Memorial Resource provides management, administrative and operating services for us and our general partner; and

•	a tax sharing agreement pursuant to which we pay Memorial Resource (or its applicable affiliate(s)) our share of state and local income and other taxes for which our results are included in a combined or consolidated tax return filed by Memorial Resource or its applicable affiliate(s). It is possible that Memorial Resource or its applicable affiliate(s) may use its tax attributes to cause its combined or consolidated group, of which we may be a member for this purpose, to owe less or no tax. In such a situation, we would pay Memorial Resource or its applicable affiliate(s) the tax we would have owed had the tax attributes not been available or used for our benefit, even though Memorial Resource or its applicable affiliate(s) had no cash tax expense for that period. Currently, the Texas margin tax (which has a maximum effective tax rate of 0.7% of gross income apportioned to Texas) is the only tax that is included in a combined or consolidated tax return with Memorial Resource or its applicable affiliate(s).

In connection with our omnibus agreement, we recognized $1.8 million of expense during the year ended December 31, 2012.

Memorial Resource entered into separate agreements with affiliates on our behalf relating to the management, operation and administration of the properties acquired by us on December 14, 2011. Effective May 1, 2012, we record less than $0.1 million monthly for the management fees that Memorial Resource pays to its affiliates and recorded approximately $0.1 million prior to this date.

Acquisition of the Net Assets of Our Predecessor in Connection with IPO

In connection with the closing of our IPO on December 14, 2011, the Partnership acquired the following net assets of our predecessor:

Oil and natural gas properties, net	$399,967
Short-term derivative instruments, net	15,779
Long-term derivative instruments, net	10,772
Asset retirement obligations	(13,560)
Credit facilities – predecessor (2)	(198,267)
Accrued liabilities	(1,650)

Net assets (1)	$213,041

(1)	Due to the timing of our IPO and the fact that we did not acquire working capital from our predecessor, our consolidated balance sheet as of December 31, 2011 did not include any trade receivables or payables.
(2)	Although the Partnership did not legally assume the debt of its predecessor, for accounting and financial reporting purposes the $198.3 million that was repaid concurrent with the closing of our IPO on behalf of our predecessor has been netted against the net book value of the net assets that were acquired by us and reflected on our consolidated and combined cash flow statement as “Payments on revolving credit facility.”

Acquisition of Oil & Gas Producing Properties from Memorial Resource Subsequent to our IPO

On April 2, 2012, we acquired certain oil and natural gas producing properties in East Texas from an operating subsidiary of Memorial Resource with an effective date of April 1, 2012, for a final purchase price of $18.5 million after customary post-closing adjustments. This transaction was financed with borrowings under our revolving credit facility. The transaction also included the novation to the Partnership of certain commodity positions with effective dates 2012 through 2013. The transaction was approved by the Board and by its conflicts committee, which is comprised entirely of independent directors. These properties are located primarily in the Willow Springs field in Gregg County, as well as in Upshur, Rusk, Panola, Smith and Leon counties in East Texas. This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. See Note 1 for additional information regarding basis of presentation. The Partnership recorded the following net assets (in thousands):

Oil and natural gas properties, net	$15,164
Short-term derivative instruments, net	715
Long-term derivative instruments, net	674
Asset retirement obligations	(466)
Accrued liabilities	(17)

Net assets	$16,070

On May 14, 2012, we acquired certain oil and natural gas producing properties in East Texas from an operating subsidiary of Memorial Resource with an effective date of April 1, 2012, for a final purchase price of $27.0 million after customary post-closing adjustments. This transaction was financed with borrowings under our revolving credit facility. The transaction also included the novation to the Partnership of certain commodity derivative positions with effective dates 2012 through 2014. The transaction was approved by the Board and by its conflicts committee. These properties are located primarily in the Joaquin and Carthage fields in Panola and Shelby counties in East Texas. This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. See Note 1 for additional information regarding basis of presentation. The Partnership recorded the following net assets (in thousands):

Oil and natural gas properties, net	$31,716
Accounts receivable	612
Short-term derivative instruments, net	1,017
Long-term derivative instruments, net	1,337
Asset retirement obligations	(43)
Accrued liabilities	(70)

Net assets	$34,569

On March 28, 2013, we acquired all of the outstanding equity interests in WHT from operating subsidiaries of Memorial Resource for a purchase price of $200.0 million, which included $4.0 million of working capital and other customary adjustments. This acquisition was funded with borrowings under our revolving credit facility and the net proceeds from our March 25, 2013 public offering of common units (including our general partner’s proportionate capital contribution). The effective date for this transaction was January 1, 2013. Terms of the transaction were approved by our general partner’s Board and by its conflicts committee. The WHT Properties consist of additional working interests in properties that we originally acquired in December 2011 in conjunction with our initial public offering. This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. See Note 1 for additional information regarding basis of presentation. The Partnership recorded the following net assets (in thousands):

Cash and cash equivalents	$1,354
Accounts receivable	3,866
Short-term derivative instruments, net	1,206
Prepaid expenses and other current assets	98
Oil and natural gas properties, net	192,280
Long-term derivative instruments, net	3,528
Accrued liabilities	(3,494)
Asset retirement obligations	(2,753)
Credit facilities	(89,300)
Other long-term liabilities	(111)

Net assets	$106,674

Beta Acquisition

On December 12, 2012, we acquired REO, which owns certain operating interests in producing and non-producing oil and gas properties offshore Southern California, from Rise for a purchase price of $270.6 million, which included $3.0 million of working capital and other customary adjustments. The Beta acquisition was funded with borrowings under our existing credit facility and the net proceeds generated from our December 12, 2012 public offering of common units (including our general partner’s proportionate capital contribution). The effective date for this transaction was September 1, 2012. Terms of the transaction were approved by the Board and by its conflicts committee. The acquired properties, which we refer to as the Beta properties, primarily consist of a 51.75% working interest in three Pacific Outer Continental Shelf blocks covering the Beta Field, and are located in federal waters approximately eleven miles offshore the Port of Long Beach, California. Associated facilities include three conventional wellhead and production processing platforms, a 17.5-mile pipeline and an onshore tankage and metering facility. Two of the platforms are bridge connected and stand in approximately 260 feet of water, while the third platform stands in approximately 700 feet of water. This acquisition was accounted for as a combination of entities under common control at historical cost in a manner similar to the pooling of interest method. See Note 1 for additional information regarding basis of presentation. The Partnership recorded the following net assets (in thousands):

Cash and cash equivalents	$6,021
Accounts receivable	16,284
Short-term derivative instruments, net	2,926
Prepaid expenses and other current assets	4,521
Oil and natural gas properties, net	108,342
Restricted investments	68,009
Accounts payable	(9,092)
Accrued liabilities	(9,140)
Asset retirement obligations	(58,746)
Credit facilities	(28,500)
Deferred tax liability	(1,674)
Noncontrolling interest	(5,255)

Net assets	$93,696

On December 12, 2012, in connection with the Beta acquisition, the Partnership contributed to Memorial Resource the entity that employs those who operate and support the Beta properties in exchange for approximately $3.0 million. The net book value of the assets contributed to Memorial Resource was as follows (in thousands):

Cash and cash equivalents	$3,751
Accounts receivable	11,125
Prepaid expenses and other current assets	3,470
Property, plant and equipment, net	416
Accounts payable	(7,898)
Accrued liabilities	(7,864)

Net assets	$3,000

Memorial Resource Revolving Credit Facility

On July 13, 2012, Memorial Resource entered into a new senior secured revolving credit facility which is guaranteed by our general partner. The credit facility was amended in November 2012. The amended revolving credit facility is a four-year, $120.0 million credit facility with a borrowing base of $120.0 million subject to redetermination. Memorial Resource has pledged 7,061,294 of our common units and 5,360,912 of our subordinated units as security under the credit facility in addition to certain other assets of Memorial Resource.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 14. Commitments and Contingencies

Litigation & Environmental

As part of our normal business activities, we may be named as defendants in litigation and legal proceedings, including those arising from regulatory and environmental matters. Although we are insured against various risks to the extent we believe it is prudent, there is no assurance that the nature and amount of such insurance will be adequate, in every case, to indemnify us against liabilities arising from future legal proceedings. We are not aware of any litigation, pending or threatened, that we believe is reasonably likely to have a significant adverse effect on our financial position, results of operations or cash flows.

Environmental costs for remediation are accrued based on estimates of known remediation requirements. Such accruals are based on management’s best estimate of the ultimate cost to remediate a site and are adjusted as further information and circumstances develop. Those estimates may change substantially depending on information about the nature and extent of contamination, appropriate remediation technologies and regulatory approvals. Expenditures to mitigate or prevent future environmental contamination are capitalized. Ongoing environmental compliance costs are charged to expense as incurred. In accruing for environmental remediation liabilities, costs of future expenditures for environmental remediation are not discounted to their present value, unless the amount and timing of the expenditures are fixed or reliably determinable. At December 31, 2012, none of our estimated environmental remediation liabilities were discounted to present value since the ultimate amount and timing of cash payments for such liabilities were not readily determinable.

The following table presents the activity of our environmental reserves for the periods presented:

	2012	2011	2010
	(In thousands)
Balance at beginning of period	$1,747	$1,450	$—
Charged to costs and expenses	(225)	—	—
Acquisition-related additions	—	968	1,450
Payments	(471)	(671)	—

Balance at end of period	$1,051	$1,747	$1,450

At December 31, 2012 and 2011, $0.6 million and $1.4 million, respectively, of our environmental reserves were classified as current liabilities in accrued liabilities.

Sinking Fund Trust Agreement

REO assumed an obligation with a third party to make payments into a sinking fund in connection with its 2009 acquisition of the Beta properties, the purpose of which is to provide funds adequate to decommission the portion of the San Pedro Bay pipeline that lies within State waters and the surface facilities. Under the terms of the agreement, REO, as the operator of the properties, is obligated to make monthly deposits into the sinking fund account in an amount equal to $0.25 per barrel of oil and other liquid hydrocarbon produced from the acquired working interest. Interest earned in the account stays in the account. The obligation to fund ceases when the aggregate value of the account reaches $4.3 million. As of December 31, 2012, the gross account balance included in restricted investments was approximately $2.0 million. REO’s maximum remaining obligation net to its 51.75% interest under the terms of the current agreement was $1.2 million at December 31, 2012.

Supplemental Bond for Decommissioning Liabilities Trust Agreement

REO assumed an obligation with the BOEM in connection with its 2009 acquisition of the Beta properties. Under the terms of the agreement dated March 1, 2007, the seller of the Beta properties was obligated to deliver a $90.0 million U.S. Treasury Note into a trust account for the decommissioning of the offshore production facilities. At the time of acquisition, all obligations under this existing agreement had been met.

In January 2010, the BOEM issued a report that revised upward, the estimated cost of decommissioning. In June 2010, REO agreed to make additional quarterly payments to the trust account attributable to its net working interest of approximately $0.6 million beginning on June 30, 2010 until the payments and accrued interest attributable to REO equal $78.7 million by December 31, 2016. The trust account must maintain minimum balances attributable to REO’s net working interest as follows (in thousands):

June 30, 2013	$64,170
June 30, 2014	$68,310
June 30, 2015	$72,450
June 30, 2016	$76,590
December 31, 2016	$78,660

In the event the account balance is less than the contractual amount, the working interest owners must make additional payments. Interest income earned and deposited in the trust account mitigates the likelihood that additional payments will have to be made by the working interest owners. As of December 31, 2012, the maximum remaining obligation net to REO’s interest was approximately $17.0 million.

The trust account is held by REO for the benefit of all working interest owners. The following is a summary of the gross held-to-maturity investments held in the trust account less the outside working interest owners share as of December 31, 2012 (in thousands):

Investment	Amortized Cost	Unrealized Gain (Loss)	Fair Market Value
U.S. Bank Money Market Cash Equivalent	$73,485	$—	$73,485
U.S. Government Treasury Note, maturity of March 31, 2013, and 2.50% coupon	22,128	71	22,199
U.S. Government Treasury Note, maturity of March 31, 2014, and 1.75% coupon	23,013	499	23,512
Less: Outside working interest owners share	(57,237)	(275)	(57,512)

	$61,389	$295	$61,684

Operating Leases

We have leases for offshore Southern California pipeline right-of-way use and office space. We also incur surface rentals related to our business operations. Our predecessor and the previous owners also leased equipment and office space under various operating leases and incurred surface rentals related to their operations.

For the year ended December 31, 2012, we recognized $1.0 million of rent expense. We recognized an immaterial amount of allocated rent expense from the closing our IPO through December 31, 2011, primarily for office space. Our predecessor and the previous owners leased equipment and office space under various operating leases. Our predecessor and the previous owners recorded rent expense of approximately $0.7 million, $1.0 million, and $0.6 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Amounts shown in the following table represent minimum lease payment obligations under non-cancelable operating leases with a remaining term in excess of one year:

	Payment or Settlement due by Period
Lease Obligations	Total	2013	2014	2015	2016	2017	Thereafter
	(In thousands)
Operating leases	$3,835	$476	$483	$442	$340	$190	$1,904

Defined Contribution Plans	12 Months Ended
Dec. 31, 2012
Defined Contribution Plans [Abstract]
Defined Contribution Plans

Note 15. Defined Contribution Plans

Memorial Resource sponsors a defined contribution plan for the benefit of substantially all employees who have attained 18 years of age. The plan allows eligible employees to make tax-deferred contributions up to 100% of their annual compensation, not to exceed annual limits established by the Internal Revenue Service. Memorial Resource makes matching contributions of 100% of employee contributions that does not exceed 6% of compensation. Employees are immediately vested in these matching contributions. This plan became effective on January 1, 2012. Memorial Resource made contributions to the plan of approximately $0.4 million for the year ended December 31, 2012. Pursuant to our omnibus agreement with Memorial Resource, a portion of this amount was allocated to the Partnership and recognized as an expense.

Effective January 1, 2012, REO assumed sponsorship of a separate defined contribution plan. This plan specifically benefits substantially all those employed by the Memorial Resource subsidiary that operates and supports the Beta properties that have attained 21 years of age. Eligible employees are permitted to make tax-deferred contributions up to 100% of their annual compensation, not to exceed annual limits established by the Internal Revenue Service. Employer matching contributions of 100% of employee contributions that does not exceed 6% of compensation are made to the plan as well. The employer matching contributions associated with this plan were subject to a three-year graded vesting schedule through February 28, 2012. Effective March 1, 2012, the plan was amended to offer immediate vesting of employer matching contributions. The plan received employer contributions of approximately $0.5 million, $0.5 million, and $0.3 million in 2012, 2011, and 2010, respectively. Approximately $0.3 million, $0.3 million, and $0.1 million associated with this plan are reflected as costs and expenses in the accompanying statements of operations for the years ended December 31, 2012, 2011, and 2010, respectively.

Our predecessor also sponsored defined contribution plans for the benefit of substantially all their employees who attained 18 years of age. Matching contributions of up to 6% of an employee’s compensation were made and additional discretionary contributions for eligible employees meeting certain plan requirements was also an option under these plans. Employer contributions of approximately $0.2 million and $0.2 million were made to these other plans in 2011 and 2010, respectively.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)

Note 16. Quarterly Financial Information (Unaudited)

The following table presents selected quarterly financial data for the periods indicated. Earnings per unit are computed independently for each of the quarters presented and the sum of the quarterly earnings per unit may not necessarily equal the total for the year.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per unit amounts)
For the Year Ended December 31, 2012:
Revenues	$43,733	$39,215	$42,816	$48,191
Operating income (loss)	34,019	22,608	(20,128)	17,308
Net income (loss)	31,206	17,625	(24,145)	13,599
Net income attributable to previous owners	10,403	17,863	1,095	8,699
Net income (loss) noncontrolling interest	(91)	16	92	87
Net income (loss) attributable to partners	20,894	(254)	(25,332)	4,813
Basic and diluted earnings per unit	0.94	(0.01)	(1.13)	0.19
For the Year Ended December 31, 2011:
Revenues	$28,366	$48,012	$49,402	$46,835
Operating income (loss)	(2,345)	86,998	44,620	18,628
Net income (loss)	(3,373)	83,020	40,968	15,711
Net income (loss) attributable to predecessor	(1,983)	63,811	14,162	(250)
Net income attributable to previous owners	(1,272)	19,331	26,796	9,285
Net income (loss) noncontrolling interest	(118)	(122)	10	84
Net income attributable to partners	—	—	—	6,592
Basic and diluted earnings per unit	—	—	—	0.30

As discussed in Note 1, we closed our IPO on December 14, 2011. We acquired additional oil and gas properties from Memorial Resource subsequent to our IPO in both April and May 2012 and March 2013 and closed the Beta Acquisition in December 2012. The quarterly financial information presented above has been retrospectively revised for common control transactions that the Partnership has consummated since its IPO. See Notes 2 and 11 for additional information regarding earnings per unit.

Supplemental Oil and Gas Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Gas Information (Unaudited) [Abstract]
Supplemental Oil and Gas Information (Unaudited)

Note 17. Supplemental Oil and Gas Information (Unaudited)

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Evaluated oil and natural gas properties (1)	$1,029,827	$853,943	$436,158
Unevaluated oil and natural gas properties	—	—	17,371
Accumulated depletion, depreciation, and amortization (1)	(176,548)	(127,988)	(107,961)

Total	$853,279	$725,955	$345,568

(1)	Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Property acquisition costs, proved	$128,052	$318,714	$119,511
Exploration and extension well costs	—	16,599	7,123
Development (1)	47,799	45,911	12,577

Total	$175,851	$381,224	$139,211

(1)	Amounts do not include costs for SPBPC and related support equipment.

Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves

As required by the FASB and SEC, the standardized measure of discounted future net cash flows presented below is computed by applying first-day-of-the-month average prices, year-end costs and legislated tax rates and a discount factor of 10 percent to proved reserves. We do not believe the standardized measure provides a reliable estimate of the Partnership’s expected future cash flows to be obtained from the development and production of its oil and gas properties or of the value of its proved oil and gas reserves. The standardized measure is prepared on the basis of certain prescribed assumptions including first-day-of-the-month average prices, which represent discrete points in time and therefore may cause significant variability in cash flows from year to year as prices change.

Oil and Natural Gas Reserves

Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. As a result, revisions to existing reserve estimates may occur from time to time. Although every reasonable effort is made to ensure reserve estimates reported represent the most accurate assessments possible, the subjective decisions and variances in available data for various reservoirs make these estimates generally less precise than other estimates included in the financial statement disclosures.

Proved reserves are those quantities of oil and natural gas that by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible — from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations — prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

NSAI was engaged to prepare portions of our reserves estimates comprising approximately 98% of our estimated proved reserves (by volume) at December 31, 2012. All proved reserves are located in the United States and all prices are held constant in accordance with SEC rules.

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2012	2011	2010
Oil ($/Bbl):
West Texas Intermediate spot (1)	$91.22	$92.78	$76.00
NGL ($/Bbl):
West Texas Intermediate spot (1)	$91.27	$93.26	$76.95
Natural Gas ($/MMbtu):
Henry Hub spot (2)	$2.757	$4.118	$4.376

(1)	The weighted average West Texas Intermediate spot price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The weighted average Henry Hub spot price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

The following tables set forth estimates of the net reserves as of December 31, 2012, 2011 and 2010, respectively:

	Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	16,590	447,275	12,992	624,760
Extensions and discoveries	2,811	12,829	841	34,741
Purchase of minerals in place	2,594	104,461	7,095	162,595
Production	(820)	(23,144)	(703)	(32,285)
Sales of minerals in place	—	(7)	—	(7)
Revision of previous estimates	(177)	(57,342)	6,617	(18,688)

End of year	20,998	484,072	26,842	771,116

Proved developed reserves:
Beginning of year	12,873	326,922	8,558	455,500
End of year	13,566	297,993	14,467	466,192
Proved undeveloped reserves:
Beginning of year	3,717	120,353	4,434	169,260
End of year	7,432	186,079	12,375	304,924

	Year Ended December 31, 2011
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	11,548	173,126	628	246,180
Extensions and discoveries	222	26,680	1,483	36,916
Purchase of minerals in place	2,414	258,662	10,142	334,963
Production	(731)	(19,210)	(371)	(25,825)
Reserves retained by our predecessor	(23)	(3,198)	—	(3,335)
Revision of previous estimates	3,160	11,215	1,110	35,861

End of year	16,590	447,275	12,992	624,760

Proved developed reserves:
Beginning of year	9,774	145,479	385	206,433
End of year	12,873	326,922	8,558	455,500
Proved undeveloped reserves:
Beginning of year	1,774	27,647	243	39,747
End of year	3,717	120,353	4,434	169,260

	Year Ended December 31, 2010
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	8,040	71,648	—	119,888
Extensions and discoveries	58	7,602	212	9,225
Purchase of minerals in place	326	88,125	1	90,085
Production	(639)	(9,151)	(69)	(13,403)
Revision of previous estimates	3,763	14,902	484	40,385

End of year	11,548	173,126	628	246,180

Proved developed reserves:
Beginning of year	6,122	57,805	—	94,537
End of year	9,774	145,479	385	206,433
Proved undeveloped reserves:
Beginning of year	1,918	13,843	—	25,351
End of year	1,774	27,647	243	39,747

Noteworthy amounts included in the categories of proved reserve changes for the years 2012, 2011, and 2010 in the above tables include:

•	We acquired 162.6 Bcfe in multiple acquisitions, the largest being the Goodrich Acquisition of 148.9 Bcfe, during the year ended December 31, 2012.

•	Our predecessor and the previous owners together acquired 335.0 Bcfe in multiple acquisitions, the largest being the Carthage Properties of 277.7 Bcfe, during the year ended December 31, 2011.

•	Our predecessor and the previous owners acquired 90.1 Bcfe in multiple acquisitions, the largest being the Forest Oil properties of 47.0 Bcfe, during the year ended December 31, 2010.

See Note 3 for additional information on acquisitions.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

The standardized measure of discounted future net cash flows is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Future cash inflows	$4,436,141	$4,109,530	$1,655,343
Future production costs	(1,601,965)	(1,412,093)	(689,224)
Future development costs	(465,998)	(307,245)	(139,979)
Future income tax expense (1)	—	(4,420)	(5,463)

Future net cash flows for estimated timing of cash flows	2,368,178	2,385,772	820,677
10% annual discount for estimated timing of cash flows	(1,373,766)	(1,360,325)	(433,609)

Standardized measure of discounted future net cash flows	$994,412	$1,025,447	$387,068

(1)	We are subject to the Texas franchise tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the year ended December 31, 2012.

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2012:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Beginning of year	$1,025,447	$387,068	$176,241
Sale of oil and natural gas produced, net of production costs	(108,424)	(113,400)	(52,287)
Purchase of minerals in place	148,098	365,832	114,595
Sale of minerals in place	(12)	—	—
Reserves retained by predecessor	—	(1,940)	—
Extensions and discoveries	106,466	49,767	8,526
Changes in income taxes, net	1,947	(1,947)	(1,506)
Changes in prices and costs	(262,947)	178,501	44,321
Previously estimated development costs incurred	55,779	205	2,228
Net changes in future development costs	(19,561)	(37,199)	(1,696)
Revisions of previous quantities	(34,351)	126,079	98,983
Accretion of discount	102,739	60,036	17,721
Change in production rates and other	(20,769)	12,445	(20,058)

End of year	$994,412	$1,025,447	$387,068

Subsidiary Guarantors	12 Months Ended
Dec. 31, 2012
Subsidiary Guarantors [Abstract]
Subsidiary Guarantors

Note 18. Subsidiary Guarantors

The Partnership filed a registration statement on Form S-3 with the SEC to register, among other securities, debt securities. The registration statement was declared effective March 15, 2013. The subsidiaries of the Partnership (the “Subsidiaries”) are co-registrants with the Partnership, and the registration statement registered guarantees of debt securities by one or more of the Subsidiaries (other than Memorial Production Finance Corporation, which may act as co-issuer of such debt securities). The Subsidiaries are 100% owned by the Partnership and any guarantees by the Subsidiaries will be full and unconditional (subject to customary release provisions). The Partnership has no assets or operations independent of the Subsidiaries, and there are no significant restrictions upon the ability of the Subsidiaries to distribute funds to the Partnership. In the event that more than one of the Subsidiaries provide guarantees of any debt securities issued by the Partnership, such guarantees will constitute joint and several obligations.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

On April 17, 2013, we and our wholly-owned subsidiary, Memorial Production Finance Corporation (“Finance Corp.” and collectively, the “Issuers”), completed a private placement of $300.0 million aggregate principal amount of 7.625% senior unsecured notes due 2021 (the “Senior Notes”). The Senior Notes were issued at 98.521% of par and are guaranteed by all of the Partnership’s subsidiaries (other than Finance Corp., which is co-issuer of the Senior Notes, and San Pedro Bay Pipeline Company, which is an immaterial majority-owned subsidiary) jointly and severally on a senior unsecured basis. On May 23, 2013, the Issuers issued an additional $100.0 million aggregate principal amount of the Senior Notes at 102% of par. The Senior Notes will mature on May 1, 2021 with interest accruing at a rate of 7.625% per annum and payable semi-annually in arrears on May 1 and November 1 of each year, commencing November 1, 2013. The Senior Notes are governed by an indenture. The Senior Notes are subject to optional redemption at prices specified in the indenture plus accrued and unpaid interest, if any. The Issuers may also be required to repurchase the Senior Notes upon a change of control. The indenture contains customary covenants and restrictive provisions, many of which will terminate if at any time no default exists under the indenture and the Senior Notes receive an investment grade rating from both of two specified ratings agencies. The indenture also provides for customary and other events of default. In the case of an event of default arising from certain events of bankruptcy or insolvency with respect to either of the Issuers, all outstanding Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding Senior Notes may declare all the Senior Notes to be due and payable immediately. The Issuers have agreed pursuant to registration rights agreements to file an exchange offer registration statement or, under certain circumstances, a shelf registration statement with respect to the Senior Notes no later than April 17, 2014. In connection with the Senior Notes that were issued on May 23, 2013, the borrowing base of our revolving credit facility was automatically reduced to $480.0 million and outstanding indebtedness under this credit facility was reduced to $39.0 million.

Organization and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2012
Organization and Basis of Presentation [Abstract]
General

General

Memorial Production Partners LP (the “Partnership”) is a publicly traded Delaware limited partnership, the common units of which are listed on the NASDAQ Global Market (“NASDAQ”) under the symbol “MEMP.” Unless the context requires otherwise, references to “we,” “us,” “our,” or “the Partnership” are intended to mean the business and operations of Memorial Production Partners LP and its consolidated subsidiaries.

We operate in one reportable segment engaged in the acquisition, exploitation, development and production of oil and natural gas properties. Our management evaluates performance based on one reportable business segment as there are not different economic environments within the operation of our oil and natural gas properties. Our business activities are conducted through our wholly owned subsidiary Memorial Production Operating LLC (“OLLC”) and its wholly-owned subsidiaries. Our assets consist primarily of producing oil and natural gas properties and are principally located in Texas, Louisiana, and offshore Southern California. Most of our oil and natural gas properties are located in large, mature oil and natural gas reservoirs. The Partnership’s properties consist primarily of operated and non-operated working interests in producing and undeveloped leasehold acreage and working interests in identified producing wells (often referred to as wellbore assignments).

The Partnership was formed in April 2011 to own and acquire oil and natural gas properties in North America and completed its initial public offering (“IPO”) on December 14, 2011 (see Note 10). The Partnership is owned 99.9% by its limited partners and 0.1% by its general partner, Memorial Production Partners GP LLC, which is a wholly owned subsidiary of Memorial Resource Development LLC (“Memorial Resource”). Our general partner is responsible for managing all of the Partnership’s operations and activities.

Memorial Resource is a Delaware limited liability company owned and formed by Natural Gas Partners VIII, L.P. (“NGP VIII”), Natural Gas Partners IX, L.P. (“NGP IX”) and NGP IX Offshore Holdings, L.P. (“NGP IX Offshore”) (collectively, the “Funds”) to own, acquire, exploit and develop oil and natural gas properties and to own our general partner. Memorial Resource provides management, administrative, and operations personnel to us and our general partner under an omnibus agreement (see Note 13). The Funds are private equity funds managed by Natural Gas Partners (“NGP”). The Funds collectively directly own, through non-voting membership interests in our general partner, 50% of the economic interest in our incentive distribution rights (“IDRs”). The remaining economic interest in our IDRs is owned by our general partner.

References to “our predecessor” for accounting and financial reporting purposes refers collectively to: (i) BlueStone Natural Resources Holdings, LLC (“Bluestone”) and its wholly-owned subsidiaries in addition to certain carved-out oil and natural gas properties (“Classic Carve-Out”) owned by Classic Hydrocarbons Holdings, L.P. (“Classic”) for all periods prior to the closing of our IPO and (ii) certain oil and natural gas properties owned by WHT Energy Partners LLC (“WHT”) for periods after April 8, 2011 through the closing of our IPO.

References to “the previous owners” for accounting and financial reporting purposes refers collectively to: (i) certain oil and natural gas properties the Partnership acquired from Memorial Resource in April and May 2012 for periods after common control commenced through their respective date of acquisition, (ii) Rise Energy Operating, LLC and its wholly-owned subsidiaries (except for Rise Energy Operating, Inc.) (“REO”) from February 3, 2009 (inception) through the date of acquisition, and (iii) certain oil and natural gas properties and related assets in East Texas and North Louisiana that the Partnership acquired in March 2013 (the “WHT Properties”) owned by WHT from February 2, 2009 (inception) through the date of acquisition.

Both the previous owners and our predecessor operated oil and natural gas properties as one business segment: the acquisition, exploration, development and production of oil and natural gas. Performance was evaluated based on one business segment as there were not different economic environments within the operation of the oil and natural gas properties.

In connection with our IPO, the Funds contributed to Memorial Resource their respective ownership of five separate portfolio companies (including those comprising our predecessor) and we acquired substantially all of the oil and natural gas properties and related assets owned by BlueStone, certain carved-out oil and natural gas properties and related assets owned by Classic and a 40% undivided interest in certain oil and natural gas properties and related assets (the “WHT Assets”) controlled by WHT. We distributed approximately $73.6 million in cash, 7,061,294 common units, and 5,360,912 subordinated units to Memorial Resource to acquire the net assets of our predecessor and repaid $198.3 million of our predecessor’s credit facilities concurrent with the closing of our IPO. The cash portion of this consideration was financed with borrowings under a senior securing revolving credit facility (see Note 8) and the net cash proceeds generated from our IPO. This dropdown transaction was accounted for as a combination of entities under common control; therefore, the Partnership accounted for the acquisition at historical cost in a manner similar to the pooling of interest method.

The Partnership acquired certain oil and natural gas producing properties from Memorial Resource in both April and May 2012 and March 2013. The Partnership acquired REO, which owns certain operating interests in producing and non-producing oil and gas properties offshore Southern California in December 2012 from Rise Energy Partners, LP (“Rise”). We refer to this transaction as the “Beta acquisition.” Rise is primarily owned by two of the Funds. Each of these acquisitions was accounted for as a transaction between entities under common control, similar to a pooling of interests, whereby the net assets acquired were recorded at historical cost and certain financial and other information has been retrospectively revised to give effect to such acquisitions as if the Partnership owned the assets for periods after common control commenced through their respective acquisition dates. See Note 13 for additional information.

Basis of Presentation

Basis of Presentation

Our consolidated results of operations following the completion of our IPO are presented together with the combined results of operations pertaining to our predecessor and the previous owners. The combined financial statements were derived from the historical accounting records of our predecessor and the previous owners and reflect the historical financial position, results of operations and cash flows for all periods presented. Our predecessor’s combined financial statements reflect the financial statements of BlueStone and Classic Carve-Out through the closing of our IPO and the WHT Assets for periods after April 8, 2011 through December 13, 2011. The previous owners combined financial statements reflect certain oil and gas properties acquired from Memorial Resource in both April and May 2012 and March 2013 for periods after common control commenced through their respective acquisition dates on a combined basis for all periods presented and the consolidated financial statements of REO for all periods presented. The ownership interest of the noncontrolling shareholder in the San Pedro Bay Pipeline Company (“SPBPC”), an indirect majority-owned subsidiary of REO, is presented as noncontrolling interest in the financial statements.

The Classic Carve-Out amounts included in the accompanying financial statements include allocations for various expenses. Certain expenses incurred by Classic were indirectly attributable to the Classic Carve-Out as Classic owned interests in numerous other oil and natural gas properties. As a result, certain assumptions and estimates were made in order to allocate a reasonable share of such expenses to our predecessor, so that the amounts included in the combined financial statements reflect substantially all of the cost of doing business. Such allocations may or may not reflect future costs associated with the operation of the Partnership.

All material intercompany transactions and balances have been eliminated in preparation of our consolidated and combined financial statements. The accompanying consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, all adjustments necessary for a fair presentation of the financial statements have been made. Certain amounts in the prior year financial statements have been reclassified to conform to the presentation in the current year financial statements.

Use of Estimates

Use of Estimates

The preparation of consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated and combined financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates include, but are not limited to, oil and natural gas reserves; depreciation, depletion, and amortization of proved oil and natural gas properties; future cash flows from oil and natural gas properties; impairment of long-lived assets; fair value of derivatives; fair value of equity compensation; fair values of assets acquired and liabilities assumed in business combinations and asset retirement obligations.

Principles of Consolidation and Combination

Principles of Consolidation and Combination

Our consolidated financial statements include our accounts and those of our majority-owned subsidiaries in which we have a controlling interest, after the elimination of all intercompany accounts and transactions. Likewise, the combined financial statements include the accounts of BlueStone and the Classic Carve-Out through the closing of our IPO, the WHT Assets for periods after April 8, 2011 through December 13, 2011, certain oil and gas properties acquired from Memorial Resource in both April and May 2012 and March 2013 for periods after common control commenced through their respective acquisition dates on a combined basis, and the consolidated financial statements of REO for all periods presented. All material intercompany balances and transactions have been eliminated.

Financial statements previously filed with the United States Securities and Exchange Commission (“SEC”) on March 5, 2013 on Form 10-K and reported herein have been recast to include the financial position and results attributable to the WHT Properties acquired from Memorial Resource in March 2013 for historical periods after April 8, 2011.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents represent unrestricted cash on hand and all highly liquid investments with original contractual maturities of three months or less.
Concentrations of Credit Risk

Concentrations of Credit Risk

Cash balances, accounts receivable, restricted investments and derivative financial instruments are financial instruments potentially subject to credit risk. Cash and cash equivalents are maintained in bank deposit accounts which, at times, may exceed the federally insured limits. Management periodically reviews and assesses the financial condition of the banks to mitigate the risk of loss. Various restricted investment accounts fund certain long-term contractual and regulatory asset retirement obligations and collateralize certain regulatory bonds associated with the offshore Southern California oil and gas properties. These restricted investments consist of money market deposit accounts, money market mutual funds, commercial paper, and U.S. Government securities, all held with credit-worthy financial institutions. Derivative financial instruments are generally executed with major financial institutions that expose us to market and credit risks and which may, at times, be concentrated with certain counterparties. The credit worthiness of the counterparties is subject to continual review. We rely upon netting arrangements with counterparties to reduce credit exposure. Neither we nor our predecessor have experienced any losses from such instruments.

Oil and natural gas are sold to a variety of purchasers, including intrastate and interstate pipelines or their marketing affiliates and independent marketing companies. Accounts receivable from joint operations are from a number of oil and natural gas companies, partnerships, individuals, and others who own interests in the properties operated by us and our predecessor. Generally, operators of crude oil and natural gas properties have the right to offset future revenues against unpaid charges related to operated wells, minimizing the credit risk associated with these receivables. Additionally, management believes that any credit risk imposed by a concentration in the oil and natural gas industry is mitigated by the creditworthiness of its customer base. An allowance for doubtful accounts is recorded after all reasonable efforts have been exhausted to collect or settle the amount owed. Any amounts outstanding longer than the contractual terms are considered past due. Management determined that an allowance for uncollectible accounts was unnecessary at both December 31, 2012 and 2011, respectively.

If we were to lose any one of our customers, the loss could temporarily delay production and the sale of oil and natural gas in the related producing region. If we were to lose any single customer, we believe that a substitute customer to purchase the impacted production volumes could be identified. However, if one or more of our larger customers ceased purchasing oil or natural gas altogether, the loss of such customer could have a detrimental effect on production volumes in general and on the ability to find substitute customers to purchase production volumes.

Oil and Natural Gas Properties

Oil and Natural Gas Properties

Oil and natural gas exploration, development and production activities are accounted for in accordance with the successful efforts method of accounting. Under this method, costs of acquiring properties, costs of drilling successful exploration wells, and development costs are capitalized. The costs of exploratory wells are initially capitalized pending a determination of whether proved reserves have been found. At the completion of drilling activities, the costs of exploratory wells remain capitalized if determination is made that proved reserves have been found. If no proved reserves have been found, the costs of each of the related exploratory wells are charged to expense. In some cases, a determination of proved reserves cannot be made at the completion of drilling, requiring additional testing and evaluation of the wells. The costs of such exploratory wells are expensed if a determination of proved reserves has not been made within a twelve-month period after drilling is complete. Exploration costs such as geological, geophysical, and seismic costs are expensed as incurred.

As exploration and development work progresses and the reserves on these properties are proven, capitalized costs attributed to the properties are subject to depreciation and depletion. Depletion of capitalized costs is provided using the units-of-production method based on proved oil and gas reserves related to the associated field.

On the sale or retirement of a complete or partial unit of a proved property or pipeline and related facilities, the cost and related accumulated depreciation, depletion, and amortization are removed from the property accounts, and any gain or loss is recognized.

The following table presents the amount of capitalized exploratory drilling costs pending evaluation at December 31 for each of the last three years and changes in those amounts during the years then ended (in thousands):

	2012	2011	2010
Balance, January 1	$—	$2,013	$821
Additions to capitalized exploratory well costs pending determination of proved reserves	—	701	2,013
Capitalized exploratory well costs asset exchange (1)	—	(2,714)	—
Reclassification to proved oil and natural gas properties based on the determination of proved reserves	—	—	(821)
Capitalized exploratory well costs charged to expense	—	—	—

Balance, December 31	$—	$—	$2,013

(1)	Our predecessor acquired interest in wells located in South Texas from BP America Production Company (“BP”) in exchange for acreage and cash. Capitalized exploratory well costs were part of this exchange transaction. See Note 3 for further information regarding this transaction.

Oil and Gas Reserves

Oil and Gas Reserves

The estimates of proved oil and natural gas reserves utilized in the preparation of the consolidated and combined financial statements are estimated in accordance with the rules established by the SEC and the Financial Accounting Standards Board (“FASB”). These rules require that reserve estimates be prepared under existing economic and operating conditions using a trailing 12-month average price with no provision for price and cost escalations in future years except by contractual arrangements. Netherland, Sewell & Associates, Inc. (“NSAI”), our independent reserve engineers, was engaged to prepare portions of our reserves estimates comprising approximately 98% of our estimated proved reserves (by volume) at December 31, 2012.

Reserve estimates are inherently imprecise. Accordingly, the estimates are expected to change as more current information becomes available. Oil and gas properties are depleted by field using the units-of-production method. Capitalized drilling and development costs of producing oil and natural gas properties are depleted over proved developed reserves and leasehold costs are depleted over total proved reserves. It is possible that, because of changes in market conditions or the inherent imprecision of reserve estimates, the estimates of future cash inflows, future gross revenues, the amount of oil and natural gas reserves, the remaining estimated lives of oil and natural gas properties, or any combination of the above may be increased or reduced. Increases in recoverable economic volumes generally reduce per unit depletion rates while decreases in recoverable economic volumes generally increase per unit depletion rates.

Other Property & Equipment

Other Property & Equipment

Other property and equipment is stated at historical costs and is comprised primarily of vehicles, furniture, fixtures, and computer hardware and software. Depreciation of other property and equipment is calculated using the straight-line method based on estimated useful lives of three to five years.

Restricted Investments

Restricted Investments

Various restricted investment accounts fund certain long-term contractual and regulatory asset retirement obligations and collateralize certain regulatory bonds associated with the offshore Southern California oil and gas properties. These investments are classified as held-to-maturity, and such investments are stated at amortized cost. Interest earned on these investments is included in interest expense – net in the statement of operations. The amortized cost of such investments is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is displayed as a separate line item in the statement of operations. At December 31, 2012, these restricted investments consisted of money market deposit accounts, money market mutual funds, commercial paper, and U.S. Government securities. See Note 7 for additional information.

Debt Issuance Costs

Debt Issuance Costs

These costs are recorded on the balance sheet and amortized over the term of the associated debt using the straight-line method which approximates the effective yield method. Amortization expense for the years ended December 31, 2012, 2011, and 2010 was approximately $1.4 million, $1.1 million, and $1.0 million, respectively. Amortization of debt issuance costs for the year ended December 31, 2012 included a $0.4 million write-off of debt issuance costs as a result of repaying and terminating REO’s credit facility in December 2012.

Impairments

Impairments

Proved oil and natural gas properties are reviewed for impairment when events and circumstances indicate a possible decline in the recoverability of the carrying value of such properties, such as a downward revision of the reserve estimates, less than expected production, drilling results, higher operating and development costs, or lower commodity prices. The estimated undiscounted future cash flows expected in connection with the property are compared to the carrying value of the property to determine if the carrying amount is recoverable. If the carrying value of the property exceeds its estimated undiscounted future cash flows, the carrying amount of the property is reduced to its estimated fair value using Level 3 inputs. The factors used to determine fair value include, but are not limited to, estimates of proved reserves, future commodity prices, the timing of future production and capital expenditures and a discount rate commensurate with the risk reflective of the lives remaining for the respective oil and gas properties. Impairment expense for the years ended December 31, 2011 and 2010 was approximately $15.1 million and $11.8 million, respectively. No impairment charges were recorded during the year ended December 31, 2012.

Asset Retirement Obligations

Asset Retirement Obligations

An asset retirement obligation associated with retiring long-lived assets is recognized as a liability on a discounted basis in the period in which the legal obligation is incurred and becomes determinable, with an equal amount capitalized as an addition to oil and natural gas properties, which is allocated to expense over the useful life of the asset. Generally, oil and gas producing companies incur such a liability upon acquiring or drilling a well. Accretion expense is recognized over time as the discounted liabilities are accreted to their expected settlement value. Upon settlement of the liability, a gain or loss is recognized as a component of exploration costs to the extent the actual costs differ from the recorded liability. See Note 6 for further discussion of asset retirement obligations.

Revenue Recognition

Revenue Recognition

Revenue from the sale of oil and natural gas is recognized when title passes, net of royalties due to third parties. Oil and natural gas revenues are recorded using the sales method. Under this method, revenues are recognized based on actual volumes of oil and natural gas sold to purchasers, regardless of whether the sales are proportionate to our ownership in the property. An asset or a liability is recognized to the extent that we have an imbalance in excess of our proportionate share of the remaining recoverable reserves on the underlying properties. No significant imbalances existed at December 31, 2012 or 2011.

The following individual customers each accounted for 10% or more of total reported revenues for the period indicated:

	Years Ending December 31,
	2012	2011	2010
Major customers: (1)
Phillips 66 (2)	21%	n/a	n/a
ConocoPhillips (2)	16%	37%	52%
Dominion Gas Ventures, LP (3)	n/a	11%	18%
Enterprise Texas Pipeline, LLC (3)	n/a	10%	13%

(1)	Collectively, these major customers purchased production pursuant to existing marketing agreements with terms that are currently on “evergreen” status. Evergreen contracts automatically renew on a month-to-month basis until either party gives 30 or 60 days advance written notice of non-renewal.
(2)	Phillips 66 was a subsidiary of ConocoPhillips through April 30, 2012. Accordingly, any revenues generated from Phillips 66 prior to May 1, 2012 were reported under ConocoPhillips.
(3)	These customers accounted for less than 10% of total revenue for the period indicated.

General and Administrative Expense

General and Administrative Expense

We and our general partner have entered into an omnibus agreement with Memorial Resource pursuant to which, among other things, Memorial Resource performs all operational, management and administrative services on our general partner’s and our behalf. Our partnership agreement provides that our general partner will determine in good faith the expenses that are allocated to us, including expenses incurred by our general partner and its affiliates on our behalf. During the year ended December 31, 2012, Memorial Resource allocated general and administrative costs based on the relative size of our proved and probable reserves in comparison to Memorial Resource’s total proved and probable reserves. Under our partnership agreement and the omnibus agreement, we reimburse Memorial Resource for all direct and indirect costs incurred on our behalf. See Note 13 for additional information in regards to the omnibus agreement.

General and administrative expenses associated with our predecessor and the previous owners included the costs of administrative employees, related benefits, office rents, professional fees and other costs not directly associated with field operations or production.

Derivative Instruments

Derivative Instruments

Commodity derivative financial instruments (e.g., swaps, floors, collars, and put options) are used to reduce the impact of natural gas and oil price fluctuations. Interest rate swaps are used to manage exposure to interest rate volatility, primarily as a result of variable rate borrowings under the credit facilities. Every derivative instrument is recorded on the balance sheet as either an asset or liability measured at its fair value. Changes in the derivative’s fair value are recognized in earnings as we have not elected hedge accounting for any of our derivative positions.

Income Tax

Income Tax

We are organized as a pass-through entity for income tax purposes. As a result, our partners are responsible for federal income taxes on their share of our taxable income. Certain of our consolidated subsidiaries are taxed as corporations and subject to federal income taxes. We are also subject to the Texas margin tax and certain aspects of the tax make it similar to an income tax as the tax is assessed on 1% of taxable margin. Deferred taxes arise due to temporary differences between the financial statement carrying value of existing assets and liabilities and their respective tax basis.

We must recognize the tax effects of any uncertain tax positions we may adopt, if the position taken by us is more likely than not sustainable based on its technical merits. If a tax position meets such criteria, the tax effect that would be recognized by us would be the largest amount of benefit with more than a 50% chance of being realized. There were no uncertain tax positions that required recognition in the financial statements at December 31, 2012 or 2011.

See Note 9 for additional information.

Earnings Per Unit

Earnings Per Unit

Basic and diluted earnings per unit (“EPU”) is determined by dividing net income or loss available to the limited partners by the weighted average number of outstanding limited partner units during the period. Net income or loss available to the limited partners is determined by applying the two-class method. The two-class method of computing EPU is an earnings allocation formula that determines EPU based on distributions declared. The amount of net income or loss used in the determination of EPU is reduced (or increased) by the amount of available cash that has been or will be distributed to the limited partners for that corresponding period. The remaining undistributed earnings or excess distributions over earnings, if any, are allocated to the limited partners in accordance with the contractual terms of the partnership agreement. The total earnings allocated to the limited partners is determined by adding together the amount allocated for distributions declared and the amount allocated for the undistributed earnings or excess distributions over earnings. Basic and diluted EPU are equivalent, as all restricted common units and subordinated units participate in distributions. See Note 11 for additional information.

Equity Compensation

Equity Compensation

The fair value of equity-classified awards (e.g., restricted common unit awards) is amortized to earnings over the requisite service or vesting period. Compensation expense for liability-classified awards are recognized over the requisite service or vesting period of an award based on the fair value of the award remeasured at each reporting period. We currently have no awards subject to performance criteria; however, such awards vest when it is probable that the performance criteria will be met and the requisite service period has been met. Generally, no compensation expense is recognized for equity instruments that do not vest. See Note 12 for further information.

Current Liabilities

Current Liabilities

Current accrued liabilities consisted of the following at the dates indicated (in thousands):

	December 31,
	2012	2011
Accrued capital expenditures	$4,742	$8,926
Accrued lease operating expense	3,944	1,392
Accrued general and administrative expenses	1,349	527
Accrued interest payable	618	269
Accrued environmental	623	779
Other	1,172	2,014

	$12,448	$13,907

New Accounting Pronouncements

New Accounting Pronouncements

Fair Value Measurements. In May 2011, the FASB issued an accounting standard update that amended previous fair value measurement and disclosure guidance. These amendments generally involve clarifications on how to measure and disclose fair value amounts recognized in the financial statements. They also expand the disclosure requirements, particularly for Level 3 fair value measurements, to include a description of the valuation processes used and an analysis of the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any. We adopted this guidance on January 1, 2012 prospectively and it did not have a material impact on our financial statements.

Offsetting Disclosure Requirements. In December 2011, the FASB issued an accounting standard update intended to enhance current disclosure requirements on offsetting financial assets and liabilities. In January 2013, the FASB issued an accounting standard update to clarify the scope of offsetting disclosure requirements. The new disclosure requirements will require the disclosure of both gross and net information about derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions eligible for offset on the balance sheet or subject to a master netting arrangement or similar agreement. Disclosure of collateral received and posted in connection with master netting agreements or similar arrangements is also required. The disclosures will be effective or annual and interim periods beginning on or after January 1, 2013, and must be applied retrospectively. We do not believe adoption of this new guidance will have a significant impact on our financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Capitalized exploratory drilling costs pending evaluation

	2012	2011	2010
Balance, January 1	$—	$2,013	$821
Additions to capitalized exploratory well costs pending determination of proved reserves	—	701	2,013
Capitalized exploratory well costs asset exchange (1)	—	(2,714)	—
Reclassification to proved oil and natural gas properties based on the determination of proved reserves	—	—	(821)
Capitalized exploratory well costs charged to expense	—	—	—

Balance, December 31	$—	$—	$2,013

(1)	Our predecessor acquired interest in wells located in South Texas from BP America Production Company (“BP”) in exchange for acreage and cash. Capitalized exploratory well costs were part of this exchange transaction. See Note 3 for further information regarding this transaction.

Total Reported Revenues

	Years Ending December 31,
	2012	2011	2010
Major customers: (1)
Phillips 66 (2)	21%	n/a	n/a
ConocoPhillips (2)	16%	37%	52%
Dominion Gas Ventures, LP (3)	n/a	11%	18%
Enterprise Texas Pipeline, LLC (3)	n/a	10%	13%

(1)	Collectively, these major customers purchased production pursuant to existing marketing agreements with terms that are currently on “evergreen” status. Evergreen contracts automatically renew on a month-to-month basis until either party gives 30 or 60 days advance written notice of non-renewal.
(2)	Phillips 66 was a subsidiary of ConocoPhillips through April 30, 2012. Accordingly, any revenues generated from Phillips 66 prior to May 1, 2012 were reported under ConocoPhillips.
(3)	These customers accounted for less than 10% of total revenue for the period indicated.

Accrued Liabilities

	December 31,
	2012	2011
Accrued capital expenditures	$4,742	$8,926
Accrued lease operating expense	3,944	1,392
Accrued general and administrative expenses	1,349	527
Accrued interest payable	618	269
Accrued environmental	623	779
Other	1,172	2,014

	$12,448	$13,907

Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions and Divestitures [Abstract]
Fair value of assets acquired and liabilities assumed

	Undisclosed Seller Acquisition	Goodrich Acquisition
Recognized amounts of identifiable assets acquired and liabilities assumed:
Oil and gas properties	$36,865	$91,187
Prepaid expenses and other current assets	—	425
Revenues payable	—	(875)
Asset retirement obligations	(321)	(161)
Accrued liabilities	(83)	(153)

Total identifiable net assets	$36,461	$90,423

Recognized amounts of identifiable assets acquired and liabilities assumed:
Oil and gas properties	$307,185
Other property and equipment	1,046
Suspense liabilities assumed	(1,659)
Environmental liabilities assumed	(968)
Asset retirement obligations	(3,653)

Total identifiable net assets	$301,951

Oil and gas properties	$15,397
Prepaid assets	450
Assumed liabilities	(1,728)

Net purchase price	$14,119

Supplemental Pro Forma Information

	For the Year Ended December 31,
	2012	2011
	(In thousands, except per unit amounts)
Revenues	$194,968	$210,808
Net income	47,024	154,836
Basic and diluted earnings per unit	0.37	0.33

	For the Year Ended December 31,
	2011	2010
	(In thousands)
BP and Carthage Properties:
Revenues	$194,457	$172,674
Net income	81,010	34,755

For the Year Ended December 31,
2010
(In thousands)
Forest Oil Properties:
Revenues	$100,771
Net income	7,460

Fair Value Measurements of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements of Financial Instruments [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$69,303	$—	$69,303

Liabilities :
Commodity derivatives	$—	$41,814	$—	$41,814
Interest rate derivatives	—	5,087	—	5,087

Total liabilities	$—	$46,901	$—	$46,901

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$61,825	$—	$61,825

Liabilities :
Commodity derivatives	$—	$13,724	$—	$13,724
Interest rate derivatives	—	1,889	—	1,889

Total liabilities	$—	$15,613	$—	$15,613

Risk Management and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Risk Management and Derivative Instruments [Abstract]
Open commodity positions

	2013	2014	2015	2016	2017	2018
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	857,672	1,252,125	1,156,112	1,113,275	1,020,067	900,000
Weighted-average fixed price	$4.30	$4.34	$4.28	$4.53	$4.30	$4.75
Collar contracts:
Average Monthly Volume (MMBtu)	855,000	300,000	200,000	—	—	—
Weighted-average floor price	$4.81	$5.08	$5.25	$—	$—	$—
Weighted-average ceiling price	$5.87	$6.31	$6.75	$—	$—	$—
Call spreads (1):
Average Monthly Volume (MMBtu)	430,000	120,000	80,000	—	—	—
Weighted-average sold strike price	$4.59	$5.08	$5.25	$—	$—	$—
Weighted-average bought strike price	$5.84	$6.31	$6.75	$—	$—	$—
Basis swaps:
Average Monthly Volume (MMBtu)	813,432	1,318,750	—	—	—	—
Spread	$(0.11)	$(0.09)	$—	$—	$—	$—
Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	49,632	20,102	12,031	11,013	10,000	—
Weighted-average fixed price	$106.79	$94.06	$90.29	$90.39	$88.30	$—
Collar contracts:
Average Monthly Volume (Bbls)	10,750	43,958	45,000	44,000	42,000	—
Weighted-average floor price	$88.74	$94.43	$90.00	$85.00	$85.00	$—
Weighted-average ceiling price	$118.33	$109.87	$104.34	$103.40	$99.00	$—
NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	30,805	16,300	—	—	—	—
Weighted-average fixed price	$53.19	$58.91	$—	$—	$—	$—

(1)	These transactions were entered into for the purpose of eliminating the ceiling portion of certain collar arrangements, which effectively converted the applicable collars into swaps.

Fixed-for floating interest rate swap open positions

Period Covered		Notional ($ in thousands)	Floating Rate	Fixed Rate
1/17/2012	1/17/2013	$100,000	1 Month LIBOR	0.600%
1/17/2013	12/14/2016	$100,000	1 Month LIBOR	1.305%
5/17/2012	1/17/2013	$50,000	1 Month LIBOR	0.600%
1/17/2013	12/14/2016	$50,000	1 Month LIBOR	0.970%

Period Covered	Notional ($ in thousands)	Floating Rate	Fixed Rate
April 2011 to April 2014 (1)	$75,000	1 Month LIBOR	1.510%
June 2010 to June 2012 (2)	$50,000	1 Month LIBOR	1.000%
February 2009 to February 2011	$8,400	3 Month LIBOR	1.620%

(1)	These interest rate swaps were novated to the Partnership from the previous owners in March 2013 in connection with the acquisition of the WHT Properties.
(2)	These interest rate swap agreements were not acquired by the Partnership at its IPO in December 2011.

Gross fair value of derivative instruments by the appropriate balance sheet

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	2012	2011	2012	2011
		(In thousands)
Natural gas contracts	Short-term derivative instruments	$22,069	$36,681	$961	$7,697
Oil contracts	Short-term derivative instruments	6,453	277	4,483	2,730
NGL contracts	Short-term derivative instruments	871	454	1,124	—
Interest rate swaps	Short-term derivative instruments	—	—	2,369	991

Gross fair value		29,393	37,412	8,937	11,418
Netting arrangements	Short-term derivative instruments	(6,302)	(110)	(6,302)	(110)

Net recorded fair value	Short-term derivative instruments	$23,091	$37,302	$2,635	$11,308

Natural gas contracts	Long-term derivative instruments	$17,435	$21,475	$9,352	$3,034
Oil contracts	Long-term derivative instruments	22,471	2,938	25,360	263
NGL contracts	Long-term derivative instruments	4	—	534	—
Interest rate swaps	Long-term derivative instruments	—	—	2,718	898

Gross fair value		39,910	24,413	37,964	4,195
Netting arrangements	Long-term derivative instruments	(28,386)	(2,373)	(28,386)	(2,373)

Net recorded fair value	Long-term derivative instruments	$11,524	$22,040	$9,578	$1,822

Unrealized and realized gains and losses related to derivative instruments

		Years Ended December 31,
Derivative Instruments	Statements of Operations Location	2012	2011	2010
		(In thousands)
Commodity derivative contracts	Realized (gain) loss on commodity derivatives	$(37,608)	$(8,820)	$(7,132)
Commodity derivative contracts	Unrealized (gain) loss on commodity derivatives	20,612	(38,894)	(547)
Interest rate swaps (1)	Interest expense	4,610	2,616	576

(1)	Included in the amounts are net cash payments of approximately $1.4, $0.9 and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations [Abstract]
Asset retirement obligations

	2012	2011	2010
	(In thousands)
Asset retirement obligations at beginning of year	$73,072	$65,552	$55,440
Liabilities added from acquisitions or drilling	520	5,460	7,574
Liabilities removed upon sale of wells	—	(64)	(19)
Liabilities removed upon plugging and abandoning	(40)	—	—
Liabilities settled	(22)	—	—
Accretion expense	3,755	3,549	2,924
Revision of estimates	1,001	(591)	(367)
Liabilities retained by our predecessor	—	(834)	—

Asset retirement obligations at end of year	$78,286	$73,072	$65,552

Restricted Investments (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Investments [Abstract]
Restricted investment balance

	2012	2011
	(In thousands)
BOEM platform abandonment (See Note 14)	$61,389	$57,348
BOEM lease bonds	776	776
SPBPC Collateral:
Contractual pipeline and surface facilities abandonment (See Note 14)	1,959	1,595
California State Lands Commission pipeline right-of-way bond	3,000	3,000
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	300	300
Port of Long Beach pipeline license	100	100

Restricted investments	$68,024	$63,619

Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt [Abstract]
Debt obligations

	December 31,	December 31,
	2012	2011
	(In thousands)
$1.0 billion multi-year revolving credit facility, variable –rate, due December 2016	$371,000	$120,000

Unamortized deferred financing costs

December 31, 2012	December 31, 2011
(In thousands)
$3,359	$2,521

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Components of income tax expense

	For the Year Ended December 31,
	2012	2011	2010
	(In thousands)
Current:
Federal	$1	$—	$—
State	284	175	2

Total	$285	$175	$2

Deferred:
Federal	—	(147)	(8)
State	—	111	224

Total	—	(36)	216

Total income tax expense	$285	$139	$218

Reconciliation of provision for income taxes

	For Year Ended December 31,
	2012	2011	2010
Pre-Tax Net Book Income	$38,570	$136,465	$1,867
State income taxes	$153	$216	$147
Federal income taxes	—	(105)	71
Other permanent differences	132	28	—

Income tax expense (benefit)	$285	$139	$218

Effective income tax rate	0.74%	0.10%	11.67%

Components of deferred tax assets and (liabilities)

	December 31,
	2012	2011
	(In thousands)
Current deferred tax (liabilities):
Derivatives	$(120)	$(163)

	(120)	(163)
Noncurrent deferred tax assets (liabilities):
Property, plant, and equipment	(1,880)	(2,910)
Net operating loss	494	494
Derivatives	(12)	(45)
Asset retirement obligations	898	487
Valuation allowance	(1,073)	—
Other	5	3

Net deferred tax liability	$(1,688)	$(2,134)

Carryforwards future income tax returns

	Domestic	Expiration
	(In thousands)
Net operating loss—federal	$143	2030
Net operating loss—federal	$1,127	2031
Net operating loss—state	$143	2030
Net operating loss—state	$719	2031

Equity and Distributions (Tables)	12 Months Ended
Dec. 31, 2012
Equity and Distributions [Abstract]
Summary of changes in the number of outstanding units

	Common	Subordinated	General Partner
Balance December 31, 2011	16,661,294	5,360,912	22,044
Common units issued	11,975,000	—	—
Restricted common units issued	287,943	—	—
Restricted common units forfeited	(2,334)	—	—
General partner units issued	—	—	12,273

Balance December 31, 2012	28,921,903	5,360,912	34,317

Schedule of incentive distribution

	Total Quarterly Distributions Target Amount	Marginal Percentage Interest in Distributions
		Unitholders	General Partner
Minimum Quarterly Distribution	$0.4750	99.9%	0.1%
First Target Distribution	above $0.4750 up to $0.54625	99.9%	0.1%
Second Target Distribution	above $0.54625 up to $0.59375	85.0%	15.0%
Thereafter	above $0.59375	75.0%	25.0%

Summary of quarterly cash distribution rates

Quarter	Declaration Date	Record Date	Payable Date	Amount Per Unit (1)	Aggregate Distribution	Distribution Received by Memorial Resource
4th Quarter 2012	January 15, 2013	February 1, 2013	February 13, 2013	$0.5075	$17.4	$6.3
3rd Quarter 2012	October 19, 2012	November 1, 2012	November 12, 2012	$0.4950	$11.1	$6.2
2nd Quarter 2012	July 19, 2012	August 1, 2012	August 13, 2012	$0.4800	$10.7	$6.0
1st Quarter 2012	April 19, 2012	May 1, 2012	May 14, 2012	$0.4800	$10.7	$6.0
4th Quarter 2011	January 26, 2012	February 6, 2012	February 13, 2012	$0.0929	$2.0	$1.2

(1)	The $0.0929 per unit pro-rated distribution paid on February 13, 2012 was based upon the minimum quarterly distribution of $0.4750 per unit adjusted to take into account the 18-day period of the fourth quarter of 2011 during which the Partnership was a public entity.

Capital contributions received and cash distributions paid by REO with respect to year indicated

Year	Capital Contributions	Cash Distributions
2010	$6.6	$4.4
2011	$5.0	$65.0
2012	$—	$7.8

Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Unit [Abstract]
Calculation of earnings (loss) per unit

	For the Year Ended December 31,	December 14 to December 31,
	2012	2011
Net income attributable to partners	$121	$6,592
Less: General partner’s 0.1% interest in net income	—	7

Limited partners’ interest in net income	$121	$6,585

Weighted average limited partner units outstanding:
Common units	17,519	16,395
Subordinated units	5,361	5,361

Total	22,880	21,756

Basic and diluted EPU	$0.01	$0.30

Equity-based Awards (Tables)	12 Months Ended
Dec. 31, 2012
Equity-based Awards [Abstract]
Summary of information regarding restricted common unit awards

	Number of Units	Weighted- Average Grant Date Fair Value per Unit (1)
Restricted common units outstanding at December 31, 2011	—	$—
Granted (2)	287,943	$18.07
Forfeited	(2,334)	$17.14

Restricted common units outstanding at December 31, 2012	285,609	$18.08

(1)	Determined by dividing the aggregate grant date fair value of awards by the number of awards issued.

(2)	The aggregate grant date fair value of restricted common unit awards issued in 2012 was $5.2 million based on grant date market prices ranging from $17.14 to $18.58 unit.

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of acquisition of net assets

Oil and natural gas properties, net	$399,967
Short-term derivative instruments, net	15,779
Long-term derivative instruments, net	10,772
Asset retirement obligations	(13,560)
Credit facilities – predecessor (2)	(198,267)
Accrued liabilities	(1,650)

Net assets (1)	$213,041

(1)	Due to the timing of our IPO and the fact that we did not acquire working capital from our predecessor, our consolidated balance sheet as of December 31, 2011 did not include any trade receivables or payables.
(2)	Although the Partnership did not legally assume the debt of its predecessor, for accounting and financial reporting purposes the $198.3 million that was repaid concurrent with the closing of our IPO on behalf of our predecessor has been netted against the net book value of the net assets that were acquired by us and reflected on our consolidated and combined cash flow statement as “Payments on revolving credit facility.”

Oil and natural gas properties, net	$15,164
Short-term derivative instruments, net	715
Long-term derivative instruments, net	674
Asset retirement obligations	(466)
Accrued liabilities	(17)

Net assets	$16,070

Oil and natural gas properties, net	$31,716
Accounts receivable	612
Short-term derivative instruments, net	1,017
Long-term derivative instruments, net	1,337
Asset retirement obligations	(43)
Accrued liabilities	(70)

Net assets	$34,569

Schedule of net assets of partnership

Cash and cash equivalents	$1,354
Accounts receivable	3,866
Short-term derivative instruments, net	1,206
Prepaid expenses and other current assets	98
Oil and natural gas properties, net	192,280
Long-term derivative instruments, net	3,528
Accrued liabilities	(3,494)
Asset retirement obligations	(2,753)
Credit facilities	(89,300)
Other long-term liabilities	(111)

Net assets	$106,674

Cash and cash equivalents	$6,021
Accounts receivable	16,284
Short-term derivative instruments, net	2,926
Prepaid expenses and other current assets	4,521
Oil and natural gas properties, net	108,342
Restricted investments	68,009
Accounts payable	(9,092)
Accrued liabilities	(9,140)
Asset retirement obligations	(58,746)
Credit facilities	(28,500)
Deferred tax liability	(1,674)
Noncontrolling interest	(5,255)

Net assets	$93,696

Net book value of assets contributed to Memorial Resource

Cash and cash equivalents	$3,751
Accounts receivable	11,125
Prepaid expenses and other current assets	3,470
Property, plant and equipment, net	416
Accounts payable	(7,898)
Accrued liabilities	(7,864)

Net assets	$3,000

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Environmental reserves

	2012	2011	2010
	(In thousands)
Balance at beginning of period	$1,747	$1,450	$—
Charged to costs and expenses	(225)	—	—
Acquisition-related additions	—	968	1,450
Payments	(471)	(671)	—

Balance at end of period	$1,051	$1,747	$1,450

Minimum balances attributable to net working interest

June 30, 2013	$64,170
June 30, 2014	$68,310
June 30, 2015	$72,450
June 30, 2016	$76,590
December 31, 2016	$78,660

Gross held-to-maturity investments

Investment	Amortized Cost	Unrealized Gain (Loss)	Fair Market Value
U.S. Bank Money Market Cash Equivalent	$73,485	$—	$73,485
U.S. Government Treasury Note, maturity of March 31, 2013, and 2.50% coupon	22,128	71	22,199
U.S. Government Treasury Note, maturity of March 31, 2014, and 1.75% coupon	23,013	499	23,512
Less: Outside working interest owners share	(57,237)	(275)	(57,512)

	$61,389	$295	$61,684

Lease Obligations

	Payment or Settlement due by Period
Lease Obligations	Total	2013	2014	2015	2016	2017	Thereafter
	(In thousands)
Operating leases	$3,835	$476	$483	$442	$340	$190	$1,904

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly financial data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per unit amounts)
For the Year Ended December 31, 2012:
Revenues	$43,733	$39,215	$42,816	$48,191
Operating income (loss)	34,019	22,608	(20,128)	17,308
Net income (loss)	31,206	17,625	(24,145)	13,599
Net income attributable to previous owners	10,403	17,863	1,095	8,699
Net income (loss) noncontrolling interest	(91)	16	92	87
Net income (loss) attributable to partners	20,894	(254)	(25,332)	4,813
Basic and diluted earnings per unit	0.94	(0.01)	(1.13)	0.19
For the Year Ended December 31, 2011:
Revenues	$28,366	$48,012	$49,402	$46,835
Operating income (loss)	(2,345)	86,998	44,620	18,628
Net income (loss)	(3,373)	83,020	40,968	15,711
Net income (loss) attributable to predecessor	(1,983)	63,811	14,162	(250)
Net income attributable to previous owners	(1,272)	19,331	26,796	9,285
Net income (loss) noncontrolling interest	(118)	(122)	10	84
Net income attributable to partners	—	—	—	6,592
Basic and diluted earnings per unit	—	—	—	0.30

Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Oil and Gas Information (Unaudited) [Abstract]
Schedule of Capitalized Costs Relating to Oil and Natural Gas Producing Activities

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Evaluated oil and natural gas properties (1)	$1,029,827	$853,943	$436,158
Unevaluated oil and natural gas properties	—	—	17,371
Accumulated depletion, depreciation, and amortization (1)	(176,548)	(127,988)	(107,961)

Total	$853,279	$725,955	$345,568

(1)	Amounts do not include costs for SPBPC and related support equipment.

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Property acquisition costs, proved	$128,052	$318,714	$119,511
Exploration and extension well costs	—	16,599	7,123
Development (1)	47,799	45,911	12,577

Total	$175,851	$381,224	$139,211

(1)	Amounts do not include costs for SPBPC and related support equipment.

Schedule of product prices used for valuing the reserves

	2012	2011	2010
Oil ($/Bbl):
West Texas Intermediate spot (1)	$91.22	$92.78	$76.00
NGL ($/Bbl):
West Texas Intermediate spot (1)	$91.27	$93.26	$76.95
Natural Gas ($/MMbtu):
Henry Hub spot (2)	$2.757	$4.118	$4.376

(1)	The weighted average West Texas Intermediate spot price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The weighted average Henry Hub spot price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

Schedule of net reserves

	Year Ended December 31, 2012
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	16,590	447,275	12,992	624,760
Extensions and discoveries	2,811	12,829	841	34,741
Purchase of minerals in place	2,594	104,461	7,095	162,595
Production	(820)	(23,144)	(703)	(32,285)
Sales of minerals in place	—	(7)	—	(7)
Revision of previous estimates	(177)	(57,342)	6,617	(18,688)

End of year	20,998	484,072	26,842	771,116

Proved developed reserves:
Beginning of year	12,873	326,922	8,558	455,500
End of year	13,566	297,993	14,467	466,192
Proved undeveloped reserves:
Beginning of year	3,717	120,353	4,434	169,260
End of year	7,432	186,079	12,375	304,924

	Year Ended December 31, 2011
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	11,548	173,126	628	246,180
Extensions and discoveries	222	26,680	1,483	36,916
Purchase of minerals in place	2,414	258,662	10,142	334,963
Production	(731)	(19,210)	(371)	(25,825)
Reserves retained by our predecessor	(23)	(3,198)	—	(3,335)
Revision of previous estimates	3,160	11,215	1,110	35,861

End of year	16,590	447,275	12,992	624,760

Proved developed reserves:
Beginning of year	9,774	145,479	385	206,433
End of year	12,873	326,922	8,558	455,500
Proved undeveloped reserves:
Beginning of year	1,774	27,647	243	39,747
End of year	3,717	120,353	4,434	169,260

	Year Ended December 31, 2010
	Oil (MBbls)	Gas (MMcf)	NGLs (MBbls)	Equivalent (MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	8,040	71,648	—	119,888
Extensions and discoveries	58	7,602	212	9,225
Purchase of minerals in place	326	88,125	1	90,085
Production	(639)	(9,151)	(69)	(13,403)
Revision of previous estimates	3,763	14,902	484	40,385

End of year	11,548	173,126	628	246,180

Proved developed reserves:
Beginning of year	6,122	57,805	—	94,537
End of year	9,774	145,479	385	206,433
Proved undeveloped reserves:
Beginning of year	1,918	13,843	—	25,351
End of year	1,774	27,647	243	39,747

Standardized measure of discounted future net cash flows

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Future cash inflows	$4,436,141	$4,109,530	$1,655,343
Future production costs	(1,601,965)	(1,412,093)	(689,224)
Future development costs	(465,998)	(307,245)	(139,979)
Future income tax expense (1)	—	(4,420)	(5,463)

Future net cash flows for estimated timing of cash flows	2,368,178	2,385,772	820,677
10% annual discount for estimated timing of cash flows	(1,373,766)	(1,360,325)	(433,609)

Standardized measure of discounted future net cash flows	$994,412	$1,025,447	$387,068

(1)	We are subject to the Texas franchise tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the year ended December 31, 2012.

Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Beginning of year	$1,025,447	$387,068	$176,241
Sale of oil and natural gas produced, net of production costs	(108,424)	(113,400)	(52,287)
Purchase of minerals in place	148,098	365,832	114,595
Sale of minerals in place	(12)	—	—
Reserves retained by predecessor	—	(1,940)	—
Extensions and discoveries	106,466	49,767	8,526
Changes in income taxes, net	1,947	(1,947)	(1,506)
Changes in prices and costs	(262,947)	178,501	44,321
Previously estimated development costs incurred	55,779	205	2,228
Net changes in future development costs	(19,561)	(37,199)	(1,696)
Revisions of previous quantities	(34,351)	126,079	98,983
Accretion of discount	102,739	60,036	17,721
Change in production rates and other	(20,769)	12,445	(20,058)

End of year	$994,412	$1,025,447	$387,068

Organization and Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Companies
Organization and Basis of Presentation (Additional Textual) [Abstract]
Number of separate portfolio companies	5
WHT assets acquired	40.00%
Distributed amount of cash to acquire predecessor's net assets	$ 73.6
Number of common units issued to acquire predecessor's net assets	7,061,294
Number of subordinated units issued to acquire predecessor's net assets	5,360,912
Predecessor [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Repayment amount of credit facilities	$ 198.3
General partner [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Partnership Ownership Percentage	0.10%
Common units [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Partnership Ownership Percentage	99.90%
The Funds [Member] | General partner [Member]
Organization and Basis of Presentation (Textual) [Abstract]
Percentage of economic interest in incentive distribution rights	50.00%

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized exploratory drilling costs pending evaluation
Balance, January 1		$ 2,013	$ 821
Additions to capitalized exploratory well costs pending determination of proved reserves		701	2,013
Capitalized exploratory well costs asset exchange (1)		(2,714)
Reclassification to proved oil and natural gas properties based on the determination of proved reserves			(821)
Capitalized exploratory well costs charged to expense
Balance, December 31			$ 2,013

Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Reported Revenues
Total Reported Revenues	10.00%
Phillips 66 [Member]
Total Reported Revenues
Total Reported Revenues	21.00%
ConocoPhillips [Member]
Total Reported Revenues
Total Reported Revenues	16.00%	37.00%	52.00%
Dominion Gas Ventures, LP [Member]
Total Reported Revenues
Total Reported Revenues		11.00%	18.00%
Enterprise Texas Pipeline, LLC [Member]
Total Reported Revenues
Total Reported Revenues		10.00%	13.00%

Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities
Accrued capital expenditures	$ 4,742	$ 8,926
Accrued lease operating expense	3,944	1,392
Accrued general and administrative expenses	1,349	527
Accrued interest payable	618	269
Accrued environmental	623	779
Other	1,172	2,014
Accrued Liabilities, Total	$ 12,448	$ 13,907

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Contractual maturities of cash and cash equivalents	three months or less
Trailing Twelve month average price	12 months
Percentage of estimated proved reserves	98.00%
Amortization expense	$ 1,426,000	$ 1,077,000	$ 981,000
Write-off of debt issuance costs	400,000
Impairment expense	0	15,141,000	11,800,000
Revenue recognition	0	0
Period of advance written notice of non-renewal	30 days
Advance written notice non renewal period maximum	60 days
Percentage of total revenue	10.00%
Percentage of taxable margin	1.00%
Chance of tax effect being realized	more than a 50%
Uncertain tax positions that required recognition	$ 0	$ 0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years

Acquisitions and Divestitures (Details) (USD $) In Thousands, unless otherwise specified	Apr. 08, 2011	Dec. 31, 2010	Jun. 04, 2010	May 01, 2010	Dec. 31, 2012 Undisclosed Seller Acquisition [Member]	Dec. 31, 2012 Goodrich Acquisition [Member]	Sep. 28, 2012 Goodrich Acquisition [Member]
Fair value of assets acquired and liabilities assumed
Oil and gas properties	$ 307,185	$ 6,000		$ 15,397	$ 36,865	$ 91,187
Prepaid expenses and other current assets						425
Revenues payable						(875)
Other property and equipment	1,046
Suspense liabilities assumed	(1,659)
Environmental liabilities assumed	(968)
Asset retirement obligations	(3,653)				(321)	(161)
Accrued Liabilities					(83)	(153)
Prepaid assets			500	450
Assumed liabilities				(1,728)
Net Purchase price				14,119			90,400
Total identifiable net assets	$ 301,951				$ 36,461	$ 90,423

Acquisitions and Divestitures (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2011 Acquisitions [Member]	Dec. 31, 2010 2011 Acquisitions [Member]	Dec. 31, 2010 2010 Acquisitions [Member]
Supplemental Pro Forma Information
Revenues	$ 194,968	$ 210,808	$ 194,457	$ 172,674	$ 100,771
Net income	$ 47,024	$ 154,836	$ 81,010	$ 34,755	$ 7,460
Basic and diluted earnings per unit	$ 0.37	$ 0.33

Acquisitions and Divestitures (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended														1 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended
	Aug. 31, 2011 acre	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 08, 2011	Jun. 04, 2010	May 01, 2010	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]	Apr. 08, 2011 Cash Consideration [Member]	Jun. 30, 2011 Other Properties Acquired [Member]	Aug. 03, 2010 Other Properties Acquired [Member]	Jun. 30, 2010 Other Properties Acquired [Member]	May 28, 2010 Other Properties Acquired [Member]	May 01, 2010 Other Properties Acquired [Member]	Aug. 31, 2011 Predecessor [Member] acre	Dec. 31, 2011 Predecessor [Member] acre	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	May 31, 2011 Predecessor [Member]	Mar. 29, 2010 Predecessor [Member] Other Properties Acquired [Member]	May 31, 2012 Third Party [Member]	Dec. 31, 2012 Goodrich Acquisition [Member]	Sep. 28, 2012 Goodrich Acquisition [Member]	Dec. 31, 2011 BP America Production Company [Member]	Dec. 31, 2012 BP America Production Company [Member]	Dec. 31, 2012 General and administrative expenses [Member]	Dec. 31, 2011 Other Expense [Member]	Dec. 31, 2010 Other Expense [Member]	Dec. 31, 2011 Carthage Properties [Member]	Dec. 31, 2012 Undisclosed Seller Acquisition [Member]
Business Acquisition [Line Items]
Acquired non-operating interests from third party							$ 301,951,000																		$ 90,423,000								$ 36,461,000
Purchase price									14,119,000				2,250,000	6,500,000	65,900,000	2,600,000	14,100,000				5,800,000	12,900,000	8,200,000	36,500,000		90,400,000
Date of acquisition				Jan 1, 2012	Jan 1, 2011															Jan 1, 2010					Sep 28, 2012							Apr 8, 2011	May 1, 2012
Net acres exchanged																			10,700
Business combination consideration transferred												302,000,000
Net book value of net acres exchanged																			5,200,000
Cash consideration prior to closing adjustments																			20,000,000		5,800,000
Oil and gas properties						6,000,000	307,185,000		15,397,000																91,187,000		82,600,000	15,400,000					36,865,000
Fair value allocated to asset retirement obligations assumed							3,653,000																		161,000		1,200,000	400,000					321,000
Fair value allocated to deferred tax liabilities																											600,000
Fair value allocated to accrued liabilities																											500,000
Predecessor recorded gain																			62,200,000
Revenue recorded in statement of operations																									4,600,000		8,300,000					46,200,000	4,800,000
Earnings recorded in statement of operations																									2,000,000		2,300,000					32,200,000	1,200,000
Deep acreage rights sold options																		9,000
Acquisition-related costs																													3,300,000	1,000,000	900,000
Gross amounts incurred										1,500,000	1,000,000
Acquisitions and Divestitures (Textual) [Abstract]
Sale of deep acreage rights	4,200
Gain on sale in connections with deep acreage rights	800,000		400,000
Proceeds from the sale of oil and gas properties	2,000,000	1,400,000		500,000	3,197,000	1,400,000
Settlement received related to a property						1,200,000
Reduction in purchase price						500,000
Remediation costs						1,000,000
Anticipated cost to remediate					968,000	1,450,000
Anticipated remediation cost on accrued liability		1,051,000		1,051,000	1,747,000	1,450,000
Prepaid assets								500,000	450,000
Costs in Environmental accrued liability incurred				1,000,000
Environmental reserves classified as current liabilities in accrued liabilities		$ 623,000		$ 623,000	$ 779,000

Fair Value Measurements of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	$ 46,901	$ 15,613
Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	5,087	1,889
Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets	69,303	61,825
Liabilities	41,814	13,724
Quoted Prices in Active Market (Level 1) [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Quoted Prices in Active Market (Level 1) [Member] | Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Quoted Prices in Active Market (Level 1) [Member] | Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets
Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	46,901	15,613
Significant Other Observable Inputs (Level 2) [Member] | Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	5,087	1,889
Significant Other Observable Inputs (Level 2) [Member] | Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets	69,303	61,825
Liabilities	41,814	13,724
Significant Unobservable Inputs (Level 3) [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets
Liabilities

Risk Management and Derivative Instruments (Details)	Dec. 31, 2012 MMBTU
2013 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	857,672
Weighted-average fixed price	4.3
2013 [Member] | Natural Gas Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	855,000
Weighted-average floor price	4.81
Weighted-average ceiling price	5.87
2013 [Member] | Natural Gas Derivative Contracts Call spreads [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	430,000
Weighted-average sold strike price	4.59
Weighted-average bought strike price	5.84
2013 [Member] | Natural Gas Derivative Contracts Basis swaps [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	813,432
Spread	(0.11)
2013 [Member] | Crude Oil Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	49,632
Weighted-average fixed price	106.79
2013 [Member] | Crude Oil Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	10,750
Weighted-average floor price	88.74
Weighted-average ceiling price	118.33
2013 [Member] | NGL Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	30,805
Weighted-average fixed price	53.19
2014 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	1,252,125
Weighted-average fixed price	4.34
2014 [Member] | Natural Gas Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	300,000
Weighted-average floor price	5.08
Weighted-average ceiling price	6.31
2014 [Member] | Natural Gas Derivative Contracts Call spreads [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	120,000
Weighted-average sold strike price	5.08
Weighted-average bought strike price	6.31
2014 [Member] | Natural Gas Derivative Contracts Basis swaps [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	1,318,750
Spread	(0.09)
2014 [Member] | Crude Oil Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	20,102
Weighted-average fixed price	94.06
2014 [Member] | Crude Oil Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	43,958
Weighted-average floor price	94.43
Weighted-average ceiling price	109.87
2014 [Member] | NGL Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	16,300
Weighted-average fixed price	58.91
2015 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	1,156,112
Weighted-average fixed price	4.28
2015 [Member] | Natural Gas Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	200,000
Weighted-average floor price	5.25
Weighted-average ceiling price	6.75
2015 [Member] | Natural Gas Derivative Contracts Call spreads [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	80,000
Weighted-average sold strike price	5.25
Weighted-average bought strike price	6.75
2015 [Member] | Crude Oil Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	12,031
Weighted-average fixed price	90.29
2015 [Member] | Crude Oil Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	45,000
Weighted-average floor price	90
Weighted-average ceiling price	104.34
2016 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	1,113,275
Weighted-average fixed price	4.53
2016 [Member] | Crude Oil Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	11,013
Weighted-average fixed price	90.39
2016 [Member] | Crude Oil Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	44,000
Weighted-average floor price	85
Weighted-average ceiling price	103.4
2017 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	1,020,067
Weighted-average fixed price	4.3
2017 [Member] | Crude Oil Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	10,000
Weighted-average fixed price	88.3
2017 [Member] | Crude Oil Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	42,000
Weighted-average floor price	85
Weighted-average ceiling price	99
2018 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	900,000
Weighted-average fixed price	4.75

Risk Management and Derivative Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Interest rate swaps [Member] Range One [Member]	Dec. 31, 2012 Interest rate swaps [Member] Range Two [Member]	Dec. 31, 2012 Interest rate swaps [Member] Range Three [Member]	Dec. 31, 2012 Interest rate swaps [Member] Range Four [Member]	Dec. 31, 2011 Predecessor [Member] Range One [Member]	Dec. 31, 2011 Predecessor [Member] Range Two [Member]	Dec. 31, 2011 Predecessor [Member] Range Three [Member]
Fixed-for floating interest rate swap open positions
Effective dates of the swaps, inception date	Jan 17, 2012	Jan 17, 2013	May 17, 2012	Jan 17, 2013	Apr 30, 2011	Jun 30, 2010	Feb 28, 2009
Effective dates of the swaps, maturity date	Jan 17, 2013	Dec 14, 2016	Jan 17, 2013	Dec 14, 2016	Apr 30, 2014	Jun 30, 2012	Feb 28, 2011
Notional	$ 100,000	$ 100,000	$ 50,000	$ 50,000	$ 75,000	$ 50,000	$ 8,400
Floating Rate	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR	1 Month LIBOR	3 Month LIBOR
Fixed Rate	0.60%	1.31%	0.60%	0.97%	1.51%	1.00%	1.62%

Risk Management and Derivative Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Net recorded fair value	$ 11,524	$ 22,040
Liability Derivatives, Net recorded fair value	9,578	1,822
Short-term derivative instruments [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	29,393	37,412
Netting arrangements	(6,302)	(110)
Asset Derivatives, Net recorded fair value	23,091	37,302
Liability Derivatives, Gross fair value	8,937	11,418
Netting arrangements	(6,302)	(110)
Liability Derivatives, Net recorded fair value	2,635	11,308
Short-term derivative instruments [Member] | Natural gas contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	22,069	36,681
Liability Derivatives, Gross fair value	961	7,697
Short-term derivative instruments [Member] | Oil contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	6,453	277
Liability Derivatives, Gross fair value	4,483	2,730
Short-term derivative instruments [Member] | NGL contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	871	454
Liability Derivatives, Gross fair value	1,124
Short-term derivative instruments [Member] | Interest rate swaps [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Liability Derivatives, Gross fair value	2,369	991
Long-term derivative instruments [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	39,910	24,413
Netting arrangements	(28,386)	(2,373)
Asset Derivatives, Net recorded fair value	11,524	22,040
Liability Derivatives, Gross fair value	37,964	4,195
Netting arrangements	(28,386)	(2,373)
Liability Derivatives, Net recorded fair value	9,578	1,822
Long-term derivative instruments [Member] | Natural gas contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	17,435	21,475
Liability Derivatives, Gross fair value	9,352	3,034
Long-term derivative instruments [Member] | Oil contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	22,471	2,938
Liability Derivatives, Gross fair value	25,360	263
Long-term derivative instruments [Member] | NGL contracts [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Asset Derivatives, Gross fair value	4
Liability Derivatives, Gross fair value	534
Long-term derivative instruments [Member] | Interest rate swaps [Member]
Gross fair value of derivative instruments by the appropriate balance sheet
Liability Derivatives, Gross fair value	$ 2,718	$ 898

Risk Management and Derivative Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized and realized gains and losses related to derivative instruments
Realized (gain) on commodity derivative instruments	$ (37,608)	$ (8,820)	$ (7,132)
Unrealized (gain) loss on commodity derivative instruments	20,612	(38,494)	(547)
Interest expense, net	(15,043)	(10,830)	(3,441)
Commodity derivative contracts [Member]
Unrealized and realized gains and losses related to derivative instruments
Realized (gain) on commodity derivative instruments	(37,608)	(8,820)	(7,132)
Unrealized (gain) loss on commodity derivative instruments	20,612	(38,894)	(547)
Interest rate swaps [Member]
Unrealized and realized gains and losses related to derivative instruments
Interest expense, net	$ 4,610	$ 2,616	$ 576

Risk Management and Derivative Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk Management and Derivative Instruments (Textual) [Abstract]
Conditional rights of set-off under ISDA Master Agreement reduce the maximum amount of loss due to credit risk	$ 20
Net cash payments	$ 1.4	$ 0.9	$ 0.3

Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset retirement obligations
Asset retirement obligations at beginning of year	$ 73,072	$ 65,552	$ 55,440
Liabilities added from acquisitions or drilling	520	5,460	7,574
Liabilities removed upon sale of wells		(64)	(19)
Liabilities removed upon plugging and abandoning	(40)
Liabilities settled	(22)
Accretion expense	3,755	3,549	2,924
Revision of estimates	1,001	(591)	(367)
Liabilities retained by our predecessor		(834)
Asset retirement obligations at end of year	$ 78,286	$ 73,072	$ 65,552

Restricted Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted investment balance
Contractual pipeline and surface facilities abandonment	$ 68,024	$ 63,619
BOEM platform abandonment [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	61,389	57,348
BOEM lease bonds [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	776	776
SPBPC Collateral Contractual pipeline and surface facilities abandonment [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	1,959	1,595
SPBPC Collateral California State Lands Commission pipeline right-of-way bond [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	3,000	3,000
SPBPC Collateral City of Long Beach pipeline facility permit [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	500	500
SPBPC Collateral Federal pipeline right-of-way bond [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	300	300
SPBPC Collateral Port of Long Beach pipeline license [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	$ 100	$ 100

Long Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt obligations
$1.0 billion multi-year revolving credit facility, variable-rate, due December 2016	$ 371,000	$ 120,000

Long Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unamortized deferred financing costs
Unamortized deferred financing costs	$ 3,359	$ 2,521

Long Term Debt (Details Textual) (USD $)	12 Months Ended		12 Months Ended			12 Months Ended									12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 WHT [Member]	Dec. 31, 2011 WHT [Member]	Apr. 08, 2011 WHT [Member]	Dec. 31, 2012 REO [Member]	Dec. 31, 2011 REO [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Revolving credit facility [Member]	Dec. 31, 2011 Revolving credit facility [Member]	Dec. 12, 2012 Revolving credit facility [Member]	Dec. 14, 2011 Revolving credit facility [Member]	Dec. 31, 2011 Revolving credit facility [Member] BlueStone [Member]	Dec. 31, 2010 Revolving credit facility [Member] BlueStone [Member]	Dec. 31, 2012 Revolving credit facility [Member] BlueStone [Member]	Dec. 31, 2011 Revolving credit facility [Member] Classic Carve-Out [Member]	Dec. 31, 2010 Revolving credit facility [Member] Classic Carve-Out [Member]	Dec. 31, 2012 Revolving credit facility [Member] Classic Carve-Out [Member]	Mar. 28, 2013 Revolving credit facility [Member] WHT [Member]	Dec. 31, 2012 Revolving credit facility [Member] WHT [Member]	Dec. 31, 2011 Revolving credit facility [Member] WHT [Member]	Dec. 31, 2012 Multi-year revolving credit facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 400,000,000		$ 150,000,000										$ 150,000,000			$ 150,000,000				$ 1,000,000,000
Revolving credit facility borrowing base			120,000,000	135,000,000	230,000,000								460,000,000	300,000,000
Variable commitment fee									0.50%	0.38%
Weighted average interest rate			2.60%	2.79%		3.40%	3.03%				2.74%	2.81%			3.17%	3.45%		3.40%	3.11%
Borrowings under revolving credit facility											293,000,000
Repayments under revolving credit facility											42,000,000
Outstanding revolving credit facility	371,000,000	120,000,000					35,000,000															89,300,000	99,900,000
Line of credit payoff payment																					89,300,000
Revolving Credit Facility Repayments						28,500,000		198,300,000
Unamortized deferred financing costs	$ 3,359,000	$ 2,521,000					$ 400,000
Long Term Debt (Textual) [Abstract]
Debt instrument maturity period	Dec 1, 2016
Percentage of credit	80.00%
Federal funds effective rate	0.50%
One-month adjusted LIBOR	1.00%
Variable borrowing, Minimum	0.75%
Variable borrowing, Maximum	1.75%
Variable LIBOR plus margin, Minimum	1.75%
Variable LIBOR plus margin, Maximum	2.75%
Interest coverage ratio Consolidated EBITDAX to Consolidated Net interest Expense	2.5
Interest coverage ratio consolidated current assets to consolidated current liabilities	1

Income Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 1
State	284	175	2
Total	285	175	2
Deferred:
Federal		(147)	(8)
State		111	224
Total		(36)	216
Total income tax expense	$ 285	$ 139	$ 218

Income Tax (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of provision for income taxes
Pre-Tax Net Book Income	$ 38,570	$ 136,465	$ 1,867
State income taxes	153	216	147
Federal income taxes		(105)	71
Other permanent differences	132	28
Total income tax expense	$ 285	$ 139	$ 218
Effective income tax rate	0.74%	0.10%	11.67%

Income Tax (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax (liabilities):
Derivatives	$ (120)	$ (163)
Total	(120)	(163)
Noncurrent deferred tax assets (liabilities):
Property, plant and equipment	(1,880)	(2,910)
Net operating loss	494	494
Derivatives	(12)	(45)
Asset retirement obligations	898	487
Valuation allowance	(1,073)
Other	5	3
Net deferred tax liability	$ (1,688)	$ (2,134)

Income Tax (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Federal [Member]
Carryforwards future income tax returns
Operating loss carry forwards, Expired in 2030	$ 143
Operating loss carry forwards, Expired in 2031	1,127
Operating loss carry forwards, Expired in 2030	2030
Operating loss carry forwards, Expired in 2031	2031
State [Member]
Carryforwards future income tax returns
Operating loss carry forwards, Expired in 2030	143
Operating loss carry forwards, Expired in 2031	$ 719
Operating loss carry forwards, Expired in 2030	2030
Operating loss carry forwards, Expired in 2031	2031

Equity and Distributions (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Subordinated units [Member]	Dec. 31, 2011 Subordinated units [Member]	Dec. 31, 2012 Common units [Member]
Summary of changes in the number of outstanding units
Balance December 31, 2011		5,360,912	5,360,912	16,661,294
Balance December 31, 2011, General Partner	22,044
Common units issued				11,975,000
Restricted common units issued				287,943
Restricted common units forfeited				(2,334)
General partner units issued	12,273
Balance December 31, 2012		5,360,912	5,360,912	28,921,903
Balance December 31, 2012, General Partner	34,317

Equity and Distributions (Details 1)	12 Months Ended
Dec. 31, 2012
Schedule of Incentive Distribution
Minimum total quarterly distribution, per unit	0.475
Second Target Quarterly Distribution Minimum, per unit	0.54625
Second Target Quarterly Distribution Maximum, per unit	0.59375
Total Quarterly Distributions Thereafter, per unit	0.59375
Maximum [Member]
Schedule of Incentive Distribution
First Target Total Quarterly Distribution, per unit	0.54625
Minimum [Member]
Schedule of Incentive Distribution
First Target Total Quarterly Distribution, per unit	0.475
Unitholders [Member]
Schedule of Incentive Distribution
Minimum Marginal Percentage Interest In Quarterly Distributions	99.90%
Marginal Percentage Interest In First Target Distributions	99.90%
Marginal Percentage Interest In Second Target Distributions	85.00%
Marginal Percentage Interest In Distributions Thereafter	75.00%
General partner [Member]
Schedule of Incentive Distribution
Minimum Marginal Percentage Interest In Quarterly Distributions	0.10%
Marginal Percentage Interest In First Target Distributions	0.10%
Marginal Percentage Interest In Second Target Distributions	15.00%
Marginal Percentage Interest In Distributions Thereafter	25.00%

Equity and Distributions (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Summary of quarterly cash distribution rates
Distribution made to member or limited partner, date of declaration	Jan 15, 2013	Oct 19, 2012	Jul 19, 2012	Apr 19, 2012	Jan 26, 2012
Distribution made to member or limited partner, date of record	Feb 1, 2013	Nov 1, 2012	Aug 1, 2012	May 1, 2012	Feb 6, 2012
Distribution made to member or limited partner, date of distribution	Feb 13, 2013	Nov 12, 2012	Aug 13, 2012	May 14, 2012	Feb 13, 2012
Distribution per Unit	$ 0.5075	$ 0.495	$ 0.48	$ 0.48	$ 0.0929
Aggregate distribution	$ 17.4	$ 11.1	$ 10.7	$ 10.7	$ 2
Distribution Received by Memorial Resource	$ 6.3	$ 6.2	$ 6	$ 6	$ 1.2

Equity and Distributions (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital contributions received and cash distributions paid by REO with respect to year indicated
Capital Contributions	$ 206	$ 135,874	$ 63,153
Cash Distributions	43,448	64,996	4,385
REO [Member]
Capital contributions received and cash distributions paid by REO with respect to year indicated
Capital Contributions		5,000	6,600
Cash Distributions	$ 7,800	$ 65,000	$ 4,400

Equity and Distributions (Details Textual) (USD $)	1 Months Ended		3 Months Ended					12 Months Ended					3 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended									3 Months Ended					12 Months Ended
	Dec. 12, 2012	Dec. 14, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2012	Dec. 22, 2011	Dec. 31, 2011 Fourth Quarter 2011 Prorated [Member]	Dec. 31, 2011 Fourth Quarter 2011 [Member]	Jan. 31, 2011 Classic [Member]	Dec. 31, 2011 Classic [Member]	Dec. 31, 2010 Classic [Member]	Jun. 30, 2006 Classic [Member]	Jun. 30, 2006 Classic Carve-Out [Member]	Dec. 31, 2011 Classic Carve-Out [Member]	Dec. 31, 2010 Classic Carve-Out [Member]	Dec. 31, 2011 BlueStone [Member]	Dec. 31, 2010 BlueStone [Member]	Dec. 31, 2009 BlueStone [Member]	Jan. 31, 2011 NGP VIII [Member]	Dec. 31, 2009 NGP VIII [Member]	Dec. 31, 2011 WHT [Member]	Dec. 14, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Previous Owners [Member]	Dec. 31, 2012 Memorial Resource [Member]	Dec. 31, 2012 Subordinated units [Member]	Dec. 31, 2011 Subordinated units [Member]	Dec. 31, 2012 Subordinated units [Member] Memorial Resource [Member]	Dec. 31, 2012 Common units [Member]	Dec. 31, 2011 Common units [Member]	Dec. 31, 2012 Common units [Member] Memorial Resource [Member]	Sep. 30, 2012 General partner [Member]	Jun. 30, 2012 General partner [Member]	Mar. 31, 2012 General partner [Member]	Dec. 31, 2012 General partner [Member]	Dec. 31, 2012 General partner [Member] Common units [Member]	Dec. 31, 2011 Senior secured revolving credit facility [Member]
Distribution Made to Member or Limited Partner [Line Items]
Revolving Credit Facility Repayments																												$ 198,300,000															$ 10,000,000
Partnership Ownership Percentage																																		100.00%			24.40%				0.10%	80.00%
Percentage of economic interest in incentive distribution rights																															50.00%
Collective percentage of cash distributions and common units received																															50.00%
Equity outstanding																																5,360,912	5,360,912		28,921,903	16,661,294
Partnership agreement Contribution																21,900,000	19,700,000			4,800,000	4,100,000	0
Capital Contributions								206,000	135,874,000	63,153,000					12,900,000				35,700,000					9,000,000	123,000,000	75,700,000	64,700,000		51,800,000	77,600,000
Cash distribution to members								34,436,000																			1,700,000
Non-Cash distribution to members																											81,600,000
Equity contribution to BlueStone																							40,000,000
Equity contributions received by BlueStone																							4,200,000
Partnership agreement Contribution																		135,900,000
Distribution per Unit			$ 0.5075	$ 0.495	$ 0.48	$ 0.48	$ 0.0929						$ 0.0929	$ 0.475
Common unit holders, pro rata percentage			99.90%																																			99.90%	99.90%	99.90%
Cash distribution percentage for general partners			0.10%																																			0.10%	0.10%	0.10%
Deemed contribution from its members																											23,800,000
Equity and Distributions (Textual) [Abstract]
Number of common units issued in public offering	10,500,000	9,000,000
Public offering price per common unit	$ 17	$ 19
Net cash proceeds from initial public offering	170,000,000	146,500,000						194,134,000	157,119,000
Additional common units granted to underwriters											1,475,000
Addition of net proceeds								24,100,000
Number of over-allotment common units issued by Partnership												600,000
Net cash proceeds from over-allotment option									10,700,000
Cash distribution adjustment period							18 days
Percentage of general partner								0.10%
Additional increasing percentages								25.00%
Incentive Distribution of common unit per quarter								0.54625
Minimum Quarterly Distribution amount per common unit								0.475
Days required in partnership agreement									45 days
Common units, Minimum quarterly distribution			0					0
Annualized Minimum Quarterly Distribution Amount								2.375
Annualized Minimum Quarterly Distribution Percentage								125.00%
Percentage of General Partner incentive when no subordinated units outstanding								25.00%
Percentage of General Partner interest to get incentive								0.10%
Notes payable issued by management					4,200,000
Capital contributions of noncontrolling shareholder										$ 1,206,000
Cash funded to Capital, percentage								100.00%
General partner, units outstanding			34,317				22,044	34,317	22,044
Percentage of Subordinated units, minimum quarterly distribution								125.00%
Total Quarterly Distributions Thereafter, per unit								0.59375

Earnings per Unit (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Calculation of earnings per unit
Net income attributable to partners	$ 6,592	$ 121	$ 6,592
Less: General partner's 0.1% interest in net income	7		(7)
Limited partner's interest in net income	$ 6,585	$ 121	$ 6,585
Weighted average limited partner units outstanding:
Common units	16,395	17,519
Subordinated units	5,361	5,361
Total	21,756	22,880	21,756
Basic and diluted EPU	0.3	0.01	0.3

Earnings per Unit (Details Textual)	12 Months Ended
Dec. 31, 2012
Earnings per Unit (Textual) [Abstract]
General partner's interest in net income, percentage	0.10%

Equity-based Awards (Details) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Summary of information regarding restricted common unit awards
Restricted common units outstanding at December 31, 2011
Restricted common units outstanding, Weighted Average Grant Date Fair Value per unit, at December 31, 2011
Granted, Number of Units	287,943
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Granted in Period, Weighted Average Grant Date Fair Value	$ 18.07
Forfeited, Number of Units	(2,334)
Forfeited, Weighted-Average Grant Date Fair Value per Unit	$ 17.14
Restricted common units outstanding at December 31, 2012	285,609
Restricted common units outstanding, Weighted Average Grant Date Fair Value per unit, at, December 31, 2012	$ 18.08

Equity-based Awards (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 13, 2013
Equity-based Awards (Additional Textual) [Abstract]
Aggregate grant date fair value of restricted common unit awards issued	$ 5.2
Long-Term Incentive Plan [Member]
Equity-based Awards (Textual) [Abstract]
Number of common units for awards authorized	2,142,221
Maximum [Member]
Equity-based Awards (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Granted in Period, Weighted Average Grant Date Fair Value	$ 18.58
Minimum [Member]
Equity-based Awards (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Granted in Period, Weighted Average Grant Date Fair Value	$ 17.14
Restricted common units [Member]
Equity-based Awards (Textual) [Abstract]
Unrecognized compensation cost	3.7
Weighted-average period of unrecognized compensation cost	2 years 4 months 13 days
Cash distributions paid	0.2	0.1
Restricted common units [Member] | Subsequent Event [Member]
Equity-based Awards (Textual) [Abstract]
Number of restricted stock units granted	16,627
Restricted common units [Member] | Long-Term Incentive Plan [Member] | Executive officers and employees [Member]
Equity-based Awards (Textual) [Abstract]
Fair value of the restricted common units	5
Compensation expense	1.4
Restricted common units [Member] | Long-Term Incentive Plan [Member] | Director [Member] | General and administrative expenses [Member]
Equity-based Awards (Textual) [Abstract]
Compensation expense	$ 0.1

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Mar. 28, 2013	May 14, 2012	Apr. 02, 2012	Dec. 14, 2011
Acquisition of net assets
Oil and natural gas properties, net	$ 192,280	$ 31,716	$ 15,164	$ 399,967
Accounts receivables		612
Short-term derivative instruments, net	1,206	1,017	715	15,779
Long-term derivative instruments, net	3,528	1,337	674	10,772
Asset retirement obligations	(2,753)	(43)	(466)	(13,560)
Credit facilities - predecessor	(89,300)			(198,267)
Accrued liabilities		(70)	(17)	(1,650)
Net assets	$ 106,674	$ 34,569	$ 16,070	$ 213,041

Related Party Transactions (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 28, 2013	Dec. 31, 2012	May 14, 2012	Apr. 02, 2012	Dec. 31, 2011	Dec. 14, 2011	Dec. 12, 2012 Beta [Member]
Summary of net purchase price
Cash and cash equivalents	$ 1,354						$ 6,021
Accounts receivable	3,866						16,284
Short-term derivative instruments, net	1,206		1,017	715		15,779	2,926
Prepaid expenses and other current assets	98						4,521
Oil and natural gas properties, net	192,280		31,716	15,164		399,967	108,342
Long-term derivative instruments, net	3,528		1,337	674		10,772
Restricted investments							68,009
Credit facilities	(89,300)					(198,267)	(28,500)
Accounts payable							(9,092)
Accrued liabilities	(3,494)						(9,140)
Asset retirement obligations	(2,753)		(43)	(466)		(13,560)	(58,746)
Deferred tax liability							(1,674)
Noncontrolling interest		(5,261)			(5,157)		(5,255)
Other long-term liabilities	(111)
Net assets	$ 106,674		$ 34,569	$ 16,070		$ 213,041	$ 93,696

Related Party Transactions (Details 2) (Memorial Resource [Member], USD $) In Thousands, unless otherwise specified	Dec. 12, 2012
Memorial Resource [Member]
Net book value of assets contributed to Memorial Resource
Cash and cash equivalents	$ 3,751
Accounts receivable	11,125
Prepaid expenses and other current assets	3,470
Property, plant and equipment, net	416
Accounts payable	(7,898)
Accrued liabilities	(7,864)
Net assets	$ 3,000

Related Party Transactions (Details Textual) (USD $)	1 Months Ended					12 Months Ended									8 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 ft mi	May 31, 2012	Apr. 30, 2012	Dec. 14, 2011	Dec. 31, 2012 ft mi	Dec. 31, 2011	Dec. 31, 2010	Mar. 28, 2013	Dec. 12, 2012	May 14, 2012	Apr. 02, 2012	Dec. 12, 2012 Revolving credit facility [Member]	Dec. 14, 2011 Revolving credit facility [Member]	Dec. 31, 2012 Memorial Resource [Member]	Dec. 12, 2012 Memorial Resource [Member]	Dec. 31, 2012 Memorial Resource [Member] Revolving credit facility [Member]	Dec. 31, 2012 Memorial Resource [Member] Revolving credit facility [Member] Common units pledged [Member]	Dec. 31, 2012 Memorial Resource [Member] Revolving credit facility [Member] Subordinated units pledged [Member]	Dec. 31, 2012 REO [Member]	Dec. 31, 2011 REO [Member]	Dec. 31, 2010 REO [Member]
Related Party Transactions (Textual) [Abstract]
Management fees															$ 100,000					$ 1,600,000	$ 1,700,000	$ 900,000
Amount in exchange for partnership contribution to memorial resources																3,000,000
Revolving credit facility																	4 years
Revolving credit facility borrowing base																	120,000,000				150,000,000
Revolving credit facility borrowing base													460,000,000	300,000,000			120,000,000
Line of credit facility collateral number of partnership units																		7,061,294	5,360,912
Related Party Transactions (Additional Textual) [Abstract]
Related party transactions expenses						2,600,000
Predecessor expensed advisory and directors fees							200,000	200,000
WHT management fee						100,000
Percentage of Management fee to WHT Assets						40.00%
Allocable percentage of management fee for properties						60.00%
Management fee paid by WHT per month						100,000
Percentage of other Management fee to WHT Assets						40.00%
Allocable percentage of other management fee for properties						60.00%
Maximum effective tax rate						0.70%
General and administrative costs and expenses under omnibus agreement						1,800,000
Payments on revolving credit facility					198,300,000
Date of acquisition common control	Mar 28, 2013	Dec 12, 2012	May 14, 2012	Apr 2, 2012
Effective date of common control acquisition						Jan 1, 2013
Working capital and other customary adjustments		3,000,000				3,000,000			4,000,000
Working interest						51.75%
Number of miles of pipeline and onshore tankage and metering facility		17.5				17.5
Number of feet of water in which two platforms stand		260				260
Number of feet of water in which third platform stand		700				700
Common Control Acquisition Purchase Price									$ 200,000,000	$ 270,600,000	$ 27,000,000	$ 18,500,000

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Environmental reserves
Balance at beginning of period	$ 1,747	$ 1,450
Charged to costs and expenses	(225)
Acquisition-related additions		968	1,450
Payments	(471)	(671)
Balance at end of period	$ 1,051	$ 1,747	$ 1,450

Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Minimum balances attributable to net working interest
June 30, 2013	$ 64,170
June 30, 2014	68,310
June 30, 2015	72,450
June 30, 2016 [Member]
Minimum balances attributable to net working interest
June 30, 2016	76,590
December 31, 2016 [Member]
Minimum balances attributable to net working interest
June 30, 2016	$ 78,660

Commitments and Contingencies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Gross held-to-maturity investments
Amortized Cost	$ 61,389
Unrealized Gain (Loss)	295
Less: Outside working interest owners share Amortized Cost	(57,237)
Less: Outside working interest owners share Unrealized Gain (Loss)	(275)
Less: Outside working interest owners share Fair Market Value	(57,512)
Fair Market Value	61,684
U.S. Bank Money Market Cash Equivalent [Member]
Gross held-to-maturity investments
Amortized Cost	73,485
Fair Market Value	73,485
U.S. Government Treasury Note 2.50% coupon [Member]
Gross held-to-maturity investments
Amortized Cost	22,128
Unrealized Gain (Loss)	71
Fair Market Value	22,199
U.S. Government Treasury Note 1.75% coupon [Member]
Gross held-to-maturity investments
Amortized Cost	23,013
Unrealized Gain (Loss)	499
Fair Market Value	$ 23,512

Commitments and Contingencies (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease Obligations
Operating leases, Total	$ 3,835
2013	476
2014	483
2015	442
2016	340
2017	190
Thereafter	$ 1,904

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010	Mar. 01, 2007	Dec. 31, 2012 SPBPC Collateral Contractual pipeline and surface facilities abandonment [Member]	Dec. 31, 2011 SPBPC Collateral Contractual pipeline and surface facilities abandonment [Member]	Dec. 31, 2012 U.S. Government Treasury Note 2.50% coupon [Member]	Dec. 31, 2012 U.S. Government Treasury Note 1.75% coupon [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Loss Contingencies [Line Items]
Restricted investments	$ 68,024,000	$ 63,619,000			$ 1,959,000	$ 1,595,000
Maturity date of treasury notes							Mar 31, 2013	Mar 31, 2014
Rent expense	1,000,000								700,000	1,000,000	600,000
Commitments and Contingencies (Textual) [Abstract]
Environmental reserves classified as current liabilities in accrued liabilities	623,000	779,000
Amount per barrel of oil	0.25
Aggregate value to ceases fund	4,300,000
Percentage of working interest under sinking fund trust agreement	51.75%
Maximum remaining obligation	1,200,000
Maximum remaining obligation	17,000,000
Amount to be delivered				90,000,000
Additional quarterly payments			600,000
Minimum balances attributable to net working interest	$ 78,700,000
Coupon Rate, One	2.50%
Coupon Rate, Two	1.75%

Defined Contribution Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans (Textual) [Abstract]
Tax-deferred contributions		100.00%
Matching contributions		100.00%
Percentage of compensation		6.00%
Predecessor [Member]
Defined Benefit Plans (Textual) [Abstract]
Tax-deferred contributions		6.00%
Contributions to the plan		$ 0.4
Employer contributions to the plan			0.2	0.2
REO [Member]
Defined Benefit Plans (Textual) [Abstract]
Tax-deferred contributions		100.00%
Matching contributions		100.00%
Vesting Schedule Period	3 years
Employer contributions to the plan		0.5	0.5	0.3
Cost and expenses to the plan		$ 0.3	$ 0.3	$ 0.1
Percentage of compensation		6.00%

Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly financial data
Revenues	$ 48,191	$ 42,816	$ 39,215	$ 43,733	$ 46,835	$ 49,402	$ 48,012	$ 28,366	$ 173,955	$ 172,615	$ 92,103
Operating income (loss)	17,308	(20,128)	22,608	34,019	18,628	44,620	86,998	(2,345)	53,807	147,901	6,215
Net income (loss)	13,599	(24,145)	17,625	31,206	15,711	40,968	83,020	(3,373)
Net income (loss) attributable to predecessor	8,699	1,095	17,863	10,403	(250)	14,162	63,811	(1,983)		75,740	(11,317)
Net income attributable to previous owners					9,285	26,796	19,331	(1,272)	38,060	54,140	12,974
Net income (loss) noncontrolling interest	87	92	16	(91)	84	10	(122)	(118)	104	(146)	(8)
Net income (loss) attributable to partners	$ 4,813	$ (25,332)	$ (254)	$ 20,894	$ 6,592
Basic and diluted earnings per unit	$ 0.19	$ (1.13)	$ (0.01)	$ 0.94	$ 0.3

Supplemental Oil and Gas Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Costs Relating to Oil and Natural Gas Producing Activities
Evaluated oil and natural gas properties (1)	$ 1,029,827	$ 853,943	$ 436,158
Unevaluated oil and natural gas properties			17,371
Accumulated depletion, depreciation, and amortization (1)	(176,548)	(127,988)	(107,961)
Total	$ 853,279	$ 725,955	$ 345,568

Supplemental Oil and Gas Information (Unaudited) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of product prices used for valuing the reserves
Property acquisition costs, proved	$ 128,052	$ 318,714	$ 119,511
Exploration and extension well costs		16,599	7,123
Development (1)	47,799	45,911	12,577
Total	$ 175,851	$ 381,224	$ 139,211

Supplemental Oil and Gas Information (Unaudited) (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil [Member]
Schedule of product prices used for valuing the reserves
Product prices for reserves	91.22	92.78	76
NGL [Member]
Schedule of product prices used for valuing the reserves
Product prices for reserves	91.27	93.26	76.95
Natural Gas [Member]
Schedule of product prices used for valuing the reserves
Product prices for reserves	2.757	4.118	4.376

Supplemental Oil and Gas Information (Unaudited) (Details 3)	12 Months Ended
	Dec. 31, 2012 MMcfe	Dec. 31, 2011 MMcfe	Dec. 31, 2010 MMcfe
Estimates of net reserves
Beginning of year, Equivalent	624,760	246,180	119,888
Extensions and discoveries, Equivalent	34,741	36,916	9,225
Purchase of minerals in place, Equivalent	162,595	334,963	90,085
Production, Equivalent	(32,285)	(25,825)	(13,403)
Sale of minerals in place, Equivalent	(7)
Reserves retained by our predecessor, Equivalent		(3,335)
Revision of previous estimates, Equivalent	(18,688)	35,861	40,385
End of year, Equivalent	771,116	624,760	246,180
Beginning of year, Proved developed reserve, Equivalent	455,500	206,433	94,537
End of year, Proved developed reserve, Equivalent	466,192	455,500	206,433
Beginning of year, Proved undeveloped reserve, Equivalent	169,260	39,747	25,351
End of year, Proved undeveloped reserve, Equivalent	304,924	169,260	39,747
Oil [Member]
Estimates of net reserves
Beginning of year	16,590	11,548	8,040
Extensions and discoveries	2,811	222	58
Purchase of minerals in place	2,594	2,414	326
Production	(820)	(731)	(639)
Reserves retained by our predecessor		(23)
Revision of previous estimates	(177)	3,160	3,763
End of year	20,998	16,590	11,548
Beginning of year, Proved developed reserve	12,873	9,774	6,122
End of year, Proved developed reserve	13,566	12,873	9,774
Beginning of year, Proved undeveloped reserve	3,717	1,774	1,918
End of year, Proved undeveloped reserve	7,432	3,717	1,774
Natural Gas [Member]
Estimates of net reserves
Beginning of year	447,275	173,126	71,648
Extensions and discoveries	12,829	26,680	7,602
Purchase of minerals in place	104,461	258,662	88,125
Production	(23,144)	(19,210)	(9,151)
Sale of minerals in place	(7)
Reserves retained by our predecessor		(3,198)
Revision of previous estimates	(57,342)	11,215	14,902
End of year	484,072	447,275	173,126
Beginning of year, Proved developed reserve	326,922	145,479	57,805
End of year, Proved developed reserve	297,993	326,922	145,479
Beginning of year, Proved undeveloped reserve	120,353	27,647	13,843
End of year, Proved undeveloped reserve	186,079	120,353	27,647
NGL [Member]
Estimates of net reserves
Beginning of year	12,992	628
Extensions and discoveries	841	1,483	212
Purchase of minerals in place	7,095	10,142	1
Production	(703)	(371)	(69)
Revision of previous estimates	6,617	1,110	484
End of year	26,842	12,992	628
Beginning of year, Proved developed reserve	8,558	385
End of year, Proved developed reserve	14,467	8,558	385
Beginning of year, Proved undeveloped reserve	4,434	243
End of year, Proved undeveloped reserve	12,375	4,434	243

Supplemental Oil and Gas Information (Unaudited) (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Standardized measure of discounted future net cash flows
Future cash inflows	$ 4,436,141	$ 4,109,530	$ 1,655,343
Future production costs	(1,601,965)	(1,412,093)	(689,224)
Future development costs	(465,998)	(307,245)	(139,979)
Future income tax expense (1)		(4,420)	(5,463)
Future net cash flows for estimated timing of cash flows	2,368,178	2,385,772	820,677
10% annual discount for estimated timing of cash flows	(1,373,766)	(1,360,325)	(433,609)
Standardized measure of discounted future net cash flows	$ 994,412	$ 1,025,447	$ 387,068

Supplemental Oil and Gas Information (Unaudited) (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves
Beginning of year	$ 1,025,447	$ 387,068	$ 176,241
Sale of oil and natural gas produced, net of production costs	(108,424)	(113,400)	(52,287)
Purchase of minerals in place	148,098	365,832	114,595
Sale of minerals in place	(12)
Reserves retained by predecessor		(1,940)
Extensions and discoveries	106,466	49,767	8,526
Changes in income taxes, net	1,947	(1,947)	(1,506)
Changes in prices and costs	(262,947)	178,501	44,321
Previously estimated development costs incurred	55,779	205	2,228
Net changes in future development costs	(19,561)	(37,199)	(1,696)
Revisions of previous quantities	(34,351)	126,079	98,983
Accretion of discount	102,739	60,036	17,721
Change in production rates and other	(20,769)	12,445	(20,058)
End of year	$ 994,412	$ 1,025,447	$ 387,068

Supplemental Oil and Gas Information (Unaudited) (Details Textual)	12 Months Ended
	Dec. 31, 2012 BBcfe	Dec. 31, 2011 BBcfe	Dec. 31, 2010 BBcfe
Supplemental Oil and Gas Information (Unaudited) (Textual) [Abstract]
Percent of discount factor to proved reserves	10.00%
Estimated proved reserves prepared by independent reserve engineers	98.00%
Multiple acquisitions	162.6
Multiple acquisitions by Goodrich Acquisition/Carthage Properties	148.9	277.7
Multiple acquisitions by predecessor		335	90.1
Forest Oil properties			47
Maximum effective rate of Texas franchise tax	0.70%

Subsidiary Guarantors (Details)	12 Months Ended
Dec. 31, 2012
Subsidiary Guarantors (Textual) [Abstract]
Ownership percentage of subsidiaries owned by partnership	100.00%

Subsequent Events (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member]	May 23, 2013 Subsequent Event [Member]	May 23, 2013 May 23, 2013 [Member] Subsequent Event [Member]	Dec. 31, 2012 7.625% Senior Notes due 2021 [Member] May 23, 2013 [Member] Subsequent Event [Member]	Dec. 31, 2012 7.625% Senior Notes due 2021 [Member] April 17, 2013 [Member] Subsequent Event [Member] Private Placement [Member]
Subsequent Events (Textual) [Abstract]
Senior unsecured notes			7.63%
Senior Notes issued percentage			98.52%
$300 million aggregate principal amount of 7.625% Senior Notes due 2021						$ 100,000,000	$ 300,000,000
Revolving credit facility borrowing base					480,000,000
Additional Senior notes at par			102.00%
Other Events of Default Minimum Noteholder Percentage to Accelerate			25.00%
Outstanding revolving credit facility	$ 371,000,000	$ 120,000,000		$ 39,000,000